1933 Act Registration No. 33-82054
                                              1940 Act Registration No. 811-8660

                        As filed with the Securities and
                     Exchange Commission on April 18, 1997.
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 3 X

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 4 X

                         AAL VARIABLE ANNUITY ACCOUNT I
               (Exact name of registrant as specified in charter)

                          AID ASSOCIATION FOR LUTHERANS
                               (Name of Depositor)
                             4321 NORTH BALLARD ROAD
                         APPLETON, WISCONSIN 54919-0001
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 734-5721

                              WOODROW E. ENO, ESQ.
             Senior Vice President, Secretary and General Counsel of
                          AID ASSOCIATION FOR LUTHERANS
                             4321 NORTH BALLARD ROAD
                         APPLETON, WISCONSIN 54919-0001
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b):
             X on May 1, 1997 pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
               75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number or amount of its securities of each of its five series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice on February 28, 1997.

                       THE AAL VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET

Pursuant to Rule 495 under the Securities Act of 1933 indicating the location of the information called for by the Items of Parts A and B of Form N-4.

         Item No.      Caption                                          Location
         --------      -------                                          --------
         Part A
         ------
         1.            Cover Page                                       Cover Page
         2.            Definitions                                      Glossary
         3.            Synopsis                                         Fee Table; Summary
         4.            Condensed Financial Information                  Selected Accumulation Unit Data
         5.            General Description of Registrant,               AAL, The Variable Account and The Fund
                         Depositor, and Portfolio Companies             Voting Privileges
         6.            Deductions                                       Charges and Deductions; Distribution Arrangements
         7.            General Description of Variable Annuity          The Certificates; General Information; Contracts
                                                                        Rights Reserved by AAL
         8.            Annuity Period                                   Annuity Provisions
         9.            Death Benefit                                    Death Benefits; Annuity Provisions
         10.           Purchases and Contract Value                     The Certificates --Minimum Investment
                                                                        Requirements; --Allocation of Premiums; --
                                                                        Accumulated Value, Accumulation Unit
                                                                        Value, Accumulation Units and
                                                                        Accumulation Unit Value; --Dollar Cost
                                                                        Averaging Plan; Distribution Arrangements
         11.           Redemptions                                      The Certificates -- Withdrawal or Surrender
                                                                        Free Look Period; General Information --
                                                                        Postponement of Payments
         12.           Taxes                                            Federal Tax Status
         13.           Legal Proceedings                                Not Applicable
         14.           Table of Contents - SAI                          Contents of the SAI

         Part B
         15.           Cover Page                                       Cover Page
         16.           Table of Contents                                Table of Contents
         17.           General Information and History                  General Information; Regulation and
                                                                        Reserves
         18.           Services                                         Services
         19.           Purchases of Securities Being Offered            Not Applicable
         20.           Underwriters                                     Principal Underwriter
         21.           Calculation of Performance Data                  Performance Information
         22.           Annuity Payments                                 Not Applicable
         23.           Financial Statements                             Financial Statements


         Part C
         Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.


                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                          VARIABLE ANNUITY CERTIFICATES


                                   PROSPECTUS
                                Dated May 1, 1997


                                   Offered by:
                          AID ASSOCIATION FOR LUTHERANS
                             4321 North Ballard Road
                           Appleton, Wisconsin 54919
                                 (414) 734-5721

Aid Association for Lutherans ("AAL") is offering the individual flexible premium deferred variable annuity certificate (the "Certificate") described in this Prospectus to persons who are eligible for membership in AAL, a fraternal benefit society organized under the laws of the State of Wisconsin. The Certificate is available in connection with retirement plans that may or may not qualify for special federal income tax treatment under the Internal Revenue Code.

The Certificate enables owners ("Owners") to have premiums accumulate on a variable and/or fixed basis. Owners may allocate premiums to up to five Subaccounts of AAL Variable Annuity Account I (the "Variable Account") and/or to the Fixed Account. The Subaccounts invest solely in corresponding portfolios ("Portfolios") of AAL Variable Product Series Fund, Inc. (the "Fund"), a diversified, open-end management investment company (commonly known as a "mutual fund"). The five Portfolios that are currently available through the Subaccounts include: the AAL Variable Product Money Market Portfolio, the AAL Variable Product Bond Portfolio, the AAL Variable Product Balanced Portfolio, the AAL Variable Product Large Company Stock Portfolio and the AAL Variable Product Small Company Stock Portfolio. The Fixed Account invests in the general account of AAL. The Accumulated Value in a Subaccount will vary, primarily based on the investment experience of the Portfolio whose shares are held in the Subaccount designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared periodically by AAL.


     This Prospectus sets forth the information about the Certificate that a prospective investor should know before investing, and should be read and kept for future reference. This Prospectus describes only the elements of the Certificate pertaining to the Variable Account, except where reference to the Fixed Account is specifically made. Additional information about the Certificate, AAL and the Variable Account is contained in a Statement of Additional Information ("SAI") dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to AAL at the above address. The SAI is incorporated by reference into this Prospectus. The Table of Contents for the SAI may be found on page 31 of this Prospectus.


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the related SAI (or any sales literature approved by AAL) in connection with the offer contained in this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized. The
Certificates are not available in all states and this Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein. This Prospectus is valid only when accompanied or preceded by the current prospectus of the AAL Variable Product Series Fund, Inc.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             TABLE OF CONTENTS                             Page

GLOSSARY.......................................................................

FEE TABLE......................................................................

SUMMARY........................................................................

SELECTED ACCUMULATION UNIT DATA................................................

AAL, THE VARIABLE ACCOUNT AND THE FUND.........................................
     AAL.......................................................................
     The Variable Account......................................................
     The Fund..................................................................

THE CERTIFICATES...............................................................
     Minimum Investment Requirements ..........................................
     Free Look Period..........................................................
     Allocation of Premiums....................................................
     Accumulated Value, Accumulation Units and Accumulation Unit Value.........
          Calculation of Accumulated Value.....................................
          Determination of Number of Accumulation Units........................
          Determination of Accumulation Unit Value.............................
     Withdrawals, Surrenders and Terminations .................................
     Transfers among Subaccounts and/or the Fixed Account......................
     Telephone Transactions....................................................
     Dollar Cost Averaging Plan................................................
     Owners, Annuitants, and Beneficiaries.....................................
          Adult Certificates...................................................
          Juvenile Certificates................................................
     Assignments of Ownership..................................................
          Absolute Assignment..................................................
          Collateral Assignment................................................
          Successor Owners.....................................................
          Certificates Issued in Connection with Qualified Plans...............

DEATH BENEFITS.................................................................
     Death Benefit Before the Annuity Commencement Date........................
     Death of Payee After the Annuity Commencement Date........................
     Manner of Payment -- Certificates Not Issued in
          Connection with Certain Qualified Plans..............................
     Manner of Payment -- Certificates Issued in
          Connection with Qualified Plans......................................

CHARGES AND DEDUCTIONS.........................................................
     Withdrawal or Surrender Charges...........................................
          Withdrawals and Surrenders...........................................
          10% Free Withdrawal.  ...............................................
          Waiver of Withdrawal and Surrender Charges...........................
     Certificate Maintenance Charge............................................
     Mortality and Expense Risk Charge.........................................
     Investment Advisory Fee of the Fund.......................................
     Taxes

ANNUITY PROVISIONS.............................................................
     Annuity Commencement Date.................................................
     Settlement Options........................................................
     Frequency and Amount of Annuity Payments Pursuant to Settlement Options...


GENERAL INFORMATION............................................................
     The Entire Contract.......................................................
     Maintenance of Solvency...................................................
     Postponement of Payments..................................................
     Payment by Check..........................................................
     Date of Receipt...........................................................
     Reports to Owners.........................................................
     Certificate Inquiries.....................................................
     Third Party Administrator.................................................

FEDERAL TAX STATUS.............................................................
     Introduction..............................................................
     Variable Account Tax Status...............................................
     Taxation of Annuities in General..........................................
          Certificates Held by Individuals.....................................
          Certificates Held by Owners other than Individuals...................
          Multiple Certificates................................................
          Qualified Plans......................................................
          Tax-Sheltered Annuities..............................................
          H.R. 10 Plans........................................................
          Individual Retirement Annuities......................................
          Corporate Pension and Profit-Sharing Plans...........................
          Simplified Employee Pension Plans (SEP-IRAs).........................
          Savings Incentive Match Plan  (SIMPLE)...............................
     1035 Exchanges............................................................
     Diversification Requirements..............................................
     Withholding...............................................................
     Rollover into an IRA......................................................
     Other Considerations .....................................................


GENDER NEUTRAL BENEFITS........................................................

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS...................................

VOTING PRIVILEGES..............................................................

RIGHTS RESERVED BY AAL.........................................................

DISTRIBUTION ARRANGEMENTS......................................................

LEGAL MATTERS..................................................................

FINANCIAL STATEMENTS AND EXPERTS...............................................

PERFORMANCE INFORMATION........................................................

FURTHER INFORMATION............................................................

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................

ORDER FORM.....................................................................

APPENDIX.......................................................................

GLOSSARY

AAL. Aid Association for Lutherans, a fraternal benefit society organized under the laws of the State of Wisconsin owned by and operated for its members and the issuer of the Certificates.

AALCMC. AAL Capital Management Corporation, an indirect subsidiary of Aid Association for Lutherans and a registered broker-dealer, which serves as the principal underwriter of the Certificates.

AAL Representative. An AAL District Representative who is licensed by state insurance department officials to sell the Certificates and who is also a registered representative of AALCMC.

AAL's Service Center. AAL Variable Annuity Service Center, 301 West 11th Street, Kansas City, Missouri 64105. The post office address is P.O. Box 419108, Kansas City, Missouri, 64141-6108. The toll-free telephone number is 800-778-1762.

Accumulated Value. The sum of the accumulated values for a Certificate in the Subaccounts and the Fixed Account at any time prior to the Annuity Commencement Date.

Accumulation Unit. An accounting unit of measure used to calculate the accumulated value for the Certificate in each Subaccount prior to the Annuity Commencement Date.

Accumulation Unit Value. The value of an Accumulation Unit of a Subaccount for a given Valuation Period prior to the Annuity Commencement Date.

Annuitant. The Annuitant is the natural person upon whose life the Certificate is based. This person is named as "annuitant" on page 3 of the Certificate.

Annuity Commencement Date. The date on which the annuity proceeds are applied to a settlement option for the benefit of the payee.

Beneficiary. The person(s) named by the Certificate Owner to receive the death proceeds under the Certificate. A beneficiary may be a natural person or non-natural person.

Certificate.   The  individual   flexible  premium  deferred   variable  annuity
Certificate offered by AAL and described in this Prospectus.

Certificate  Anniversary.   The  same  date  in  each  succeeding  year  as  the
Certificate Issue Date.

Certificate Year. The 12-month period following the issue date of a Certificate. The first Certificate Year starts on the Certificate Issue Date. Each succeeding Certificate Year starts on the Certificate Anniversary date.

Death Proceeds Calculation Date. For purposes of calculating the amount of the death benefit payable to a Beneficiary prior to the Annuity Commencement Date, the Death Proceeds Calculation Date is generally the later of the date that Proof of Death of the Annuitant is received at AAL's Service Center or the date on which any request in writing from the Beneficiary as to method of payment is received in good order at AAL's Service Center.

Excess Amount. The amount of a withdrawal or surrender in excess of the amount that may be withdrawn or surrendered free of charge.

Fixed  Account.  The Fixed  Account is invested  in the general  account of AAL,
which  consists  of  all  assets  of  AAL  other  than  those   allocated  to  a
legally segregated separate account of AAL.

Fund. AAL Variable Product Series Fund, Inc., which is described in the Fund Prospectus accompanying this Prospectus.

Home Office. AAL's office at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or such other office as AAL shall specify in a notice to the Owner.

Internal Revenue Code.  The Internal Revenue Code of 1986, as amended.

Issue Date. The date on which the application is signed.

Net Asset Value. The value of any Fund Portfolio as computed once daily at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Time. The Net Asset Value is computed by adding the sum of the value of the securities held by each Portfolio plus any cash or other assets it holds, less all of that Portfolio's liabilities, and dividing the result by the total number of outstanding shares of that Portfolio at such time.


Owner. The person who may exercise all the rights and enjoy the benefits provided under the Certificate while the Annuitant is alive and before the Annuity Commencement Date. The Owner is typically the person who applied for the Certificate, unless ownership has been transferred. An Owner need not be a natural person.


Payee. The Owner or other person designated pursuant to the Certificate to receive payment of the annuity proceeds pursuant to a settlement option.

Portfolio. One of five separate series of the Fund currently available for investment through a corresponding Subaccount of the Variable Account. Each Portfolio represents a separate series of the Fund's shares.

Proof of Death. A certified copy of the death certificate, a certified decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased, or any other proof satisfactory to AAL.

Qualified Plan. A retirement plan qualified under Section 401, 403 or 408 or similar provisions of the Internal Revenue Code.

Subaccount. A subdivision of the Variable Account. Each current Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Valuation Date. Each day that AAL is open for business and the New York Stock Exchange is open for regular trading.

Valuation Period. The period of time from the end of one Valuation Date to the end of the next Valuation Date.

Variable Account. AAL Variable Annuity Account I, which is a separate account of AAL.

Written Request. A written request or notice signed by the Owner, received in good order by AAL at its Service Center, and satisfactory in form and content to AAL.

FEE TABLE

The following table shows the various fees and expenses associated with the Certificate. The purpose of the table is to help the Owner understand the various costs and expenses the Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. The fees shown below are equally applicable to each Subaccount and so only one table is shown.

Owner Transaction Expenses (1)

Sales Load Imposed on Purchase
     (as a percentage of premium payments)  ...........................None
Maximum Deferred Sales Load
     (as a percentage of Excess Amount withdrawn or surrendered).......7% (2)
Surrender or Withdrawal Fees
     (as a percentage of amount withdrawn or surrendered)..............None
Transfer Fee...........................................................$10 (3)

Certificate Maintenance Charge ........................................$25 (4)

Variable Account Annual Expenses
     (as a percentage of average daily Accumulated Value)
Mortality and Expense Risk Fees........................................1.25%
Account Fees and Expenses..............................................None
Total Variable Account Annual Expenses.................................1.25%

Fund Annual Expenses
     (as a percentage of Fund average daily net assets)
Management Fees (Investment Advisory Fees).............................0.35%
Other Expenses After Expense Reimbursement.............................0.00% (5)
Total Fund Annual Expenses.............................................0.35% (5)

EXAMPLE (6)
                                                 1 Yr    3 Yrs   5 Yrs    10 Yrs
                                                 ----    -----   -----    ------

If you surrender your Certificate (or
if you annuitize under circumstances
where a surrender charge is payable) (7)
at the end of the applicable time period,
you would pay the following expenses on
a $1,000 investment, assuming 5% annual
return on assets:                                $83     $106    $129     $212

If  you  do  not  surrender  your
Certificate   (or  if  you  annuitize
under circumstances  where  a  surrender
charge  is not  payable)  at the  end of the
applicable  time  period,  you  would  pay
the  following  expenses  on a $1,000
investment, assuming 5% annual return on
assets:                                          $18     $57     $98      $212

The Examples showing expenses should not be considered representative of past or future expenses and actual expenses may be greater or less than those shown.


(1)     The Certificates currently are not subject to state premium taxes.

(2) See "CHARGES AND DEDUCTIONS--Withdrawal or Surrender Charges." A withdrawal or surrender charge is deducted only if a withdrawal or surrender occurs during the first seven Certificate Years. Up to 10% of the Accumulated Value existing at the time the first withdrawal in a Certificate Year is made may be withdrawn without charge. The maximum withdrawal or surrender charge is 7% in the first Certificate Year, and decreases by 1% each subsequent Certificate Year thereafter. At no point will the aggregate amount of the withdrawal or surrender charge deducted exceed 7-1/2% of gross premiums paid.

(3) During any Certificate Year, two transfers from the Subaccounts may be made without charge. Any subsequent transfers are subject to a $10 fee per transfer. One transfer may be made from the Fixed Account, which may not exceed the greater of $500 or 25% of the Accumulated Value of the Fixed Account. This transfer is not subject to a transfer charge.

(4) See "CHARGES AND DEDUCTIONS--Certifiicate Maintenance Charge." This charge is deducted from the Accumulated Value on the last day of each Certificate Year prior to the Annuity Commencement Date, or upon surrender of the Certificate, unless the sum of premiums received by AAL, less the sum of any withdrawals and withdrawal charges from the Certificate, is greater than $5,000 at the time the deduction would otherwise be made.


(5) The amount shown for the Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because AAL has voluntarily agreed to either pay on behalf of the Fund or reimburse the Fund for these operating expenses through at least December 31, 1997. AAL may withdraw this voluntary undertaking upon 30 days written notice to the Fund. See "AAL, THE VARIABLE ACCOUNT AND THE FUND--The Fund." Absent the expense reimbursement, the total fund annual expenses for the AAL Variable Product Money Market Portfolio, the AAL Variable Product Bond Portfolio, the AAL Variable Product Balanced Portfolio, the AAL Variable Product Large Company Stock Portfolio and the AAL Variable Product Small Company Stock Portfolio, as a percentage of average net assets for the prior fiscal year were 0.65%, 0.68%, 0.60%, 0.63% and 0.75% respectively. Actual fees and expenses in the future may be greater or less.

(6) For purposes of this example the effect of the Certificate Maintenance Charge has been based on an estimated average Certificate size of $16,000.


(7) For a description of the circumstances under which a withdrawal or surrender charge may be payable upon annuitization, see "ANNUITY PROVISIONS--Settlement Options."

SUMMARY

Please read the following summary in conjunction with the detailed information set out in this Prospectus. Variations due to requirements of particular states, if any, are described in supplements which are attached to this Prospectus, or in endorsements to the Certificate, as appropriate. Also, retirement plans in connection with which Certificates are issued or tax and other legal requirements in connection with such plans, may, as a practical matter, restrict the exercise of rights and privileges that otherwise would be available under a Certificate.

Minimum Investment Requirements. The minimum first premium on a billed Certificate is $100. Thereafter, the minimum amount AAL will accept as a premium is $50. If on any Certificate Anniversary the Accumulated Value of the Certificate is below $600, and no premium payment has been received at AAL's Service Center for the past 36 consecutive months, AAL will terminate the Certificate and pay its Accumulated Value to the Owner, less any applicable charges. See "THE CERTIFICATES--Minimum Investment Requirements."

Free Look Period. The Owner has the right to return the Certificate within 10 days after the Owner receives the Certificate, or such longer period as may be required by state law. See "THE CERTIFICATES--Free Look Period."


Allocation of Premiums. AAL will allocate initial premiums to the Subaccounts and Fixed Account according to the Owner's instructions on the date AAL approves the Owner's application to purchase a Certificate. Subsequent premiums will be allocated among the accounts in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received by AAL's Service Center. See "THE CERTIFICATES--Allocation of Premiums." The Owner may change the allocation for future premiums at any time. In certain states that require a full refund of premiums paid if a Certificate is returned during the "free look period," AAL reserves the right to allocate the initial premium to the AAL Variable Product Money Market Subaccount until the expiration of the "free look period" required by applicable state law plus an additional five-day period to allow for the owner's receipt of the certificate by mail, after which time the Accumulated Value of the Certificate will be allocated to the Subaccounts or Fixed Account as chosen by the Owner.


Investment Options. The Owner may allocate premiums under the Certificate to up to five Subaccounts of the Variable Account and/or to the Fixed Account. The assets of each Subaccount will be invested solely in one of five corresponding Portfolios of the Fund -- the AAL Variable Product Money Market Portfolio, the AAL Variable Product Bond Portfolio, the AAL Variable Product Balanced Portfolio, the AAL Variable Product Large Company Stock Portfolio or the AAL Variable Product Small Company Stock Portfolio. See "AAL, THE VARIABLE ACCOUNT AND THE FUND" and "THE CERTIFICATES--Allocation of Premiums." The Accumulated Value of the Certificate in each of the Subaccounts will vary, primarily based on the investment experience of the Portfolio whose shares are held in the designated Subaccount. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest as declared by AAL. See "APPENDIX" and "THE CERTIFICATES--Accumulated Value, Accumulation Units, and Accumulation Unit Value."

Withdrawals and Surrenders. At any time before the Annuity Commencement Date and while the Annuitant is alive, an Owner may request the withdrawal of part or the surrender of all of the Accumulated Value of a Certificate. Under certain circumstances, the Owner may make withdrawals or surrenders after the Annuity Commencement Date. All withdrawals and surrenders may be subject to a withdrawal or surrender charge and any other applicable charges. See "THE CERTIFICATES--Withdrawal or Surrender Charges."

Transfers. At any time before the Annuity Commencement Date, and while the Annuitant is alive, an Owner may transfer all or a part of a Certificate's Accumulated Value among the Subaccounts or the Fixed Account, subject to certain limitations. The total amount of any transfer must be at least $500, or, if less, the Accumulated Value of the Subaccount or Fixed Account from which the transfer is being made. Transfers from the Fixed Account are limited to one each Certificate Year and may not exceed the greater of $500 or 25% of the Accumulated Value of the Fixed Account at the time of transfer. See "THE CERTIFICATES--Transfers among Subaccounts and/or Fixed Account."

Charges and Deductions. For a description of charges and deductions under the Certificates, see "FEE TABLE" and "CHARGES AND DEDUCTIONS."

Annuity Payments. The Owner may select from among several fixed annuity settlement options. See "ANNUITY PROVISIONS."

Death Benefit. In the event the Annuitant dies prior to the Annuity Commencement Date, a death benefit is payable to the Beneficiary of the Certificate. See "DEATH BENEFITS--Death Benefit Before the Annuity Commencement Date."

Surplus Refunds. The Certificates are entitled to participate in any surplus refunds declared annually by the AAL Board of Directors. If declared, such refunds would be credited to the Subaccounts and/or Fixed Account in the same proportion that premium payments would be credited.

Federal Tax Treatment. For a description of the federal income tax treatment of annuities, see "FEDERAL TAX STATUS--Taxation of Annuities in General." Generally, a distribution from a Certificate before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution that is includable in the taxpayer's gross income.

Performance Information. From time to time the Variable Account may advertise the yield and total return of each of its Subaccounts. See "PERFORMANCE INFORMATION."

SELECTED ACCUMULATION UNIT DATA

The table below reflects the historical performance of an accumulation unit outstanding throughout the period shown under a representative Certificate invested in each Subaccount. When reading the table, please bear in mind that the unit value of each Subaccount of the Variable Account will not be the same on any given day as the net asset value per share of the underlying Portfolio of the Fund in which that Subaccount invests. One reason for this divergence is that each unit value consists of the underlying Portfolio's net asset value minus charges to the Variable Account. In addition, dividends declared by the underlying Portfolio are reinvested by the Subaccount in additional shares of that Portfolio. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in the Variable Account does not change as a result of such distributions.


                                      Money                                       Large              Small
                                      Market         Bond           Balanced      Company Stock      Company Stock
                                      Subaccount     Subaccount     Subaccount    Subaccount         Subaccount

December 31, 1996
     Accumulation Unit Value          $1.06          $10.72         $12.41        $13.93             $12.78
     Number of Accumulation Units     14,226,261     1,185,965      8,992,900     7,868,532          5,003,533

December 31, 1995
     Accumulation Unit Value          $1.02          $10.53         $11.06        $11.53             $10.95
     Number of Accumulation Units     4,931,298      402,927        1,364,855     1,258,237          928,755

June 15, 1995
     Accumulation Unit Value*         $1.00          $10.00         $10.00        $10.00             $10.00


------------------------
* The date each of the Subaccounts commenced operations.




AAL, THE VARIABLE ACCOUNT AND THE FUND

AAL


AAL, the issuer of the Certificates, is a fraternal benefit society owned by and operated for its members. AAL was founded in 1902 under the laws of the State of Wisconsin. As of December 31, 1996, AAL has approximately 1.7 million members and is the world's largest fraternal benefit society in terms of assets (over $16.7 billion) and life insurance in force ($78.8 billion), ranking it in the top two percent of all life insurers in the United States in terms of ordinary life insurance in force. AAL is currently licensed to transact life insurance business in all 50 states and the District of Columbia and is offering the Certificates in states where it has authority to issue the Certificates.


The Variable Account

The Variable Account is a legally segregated separate account of AAL established by the Board of Directors of AAL in 1994 pursuant to the laws of the State of Wisconsin. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

The Variable Account currently consists of five Subaccounts: the Money Market Subaccount, the Bond Subaccount, the Balanced Subaccount, the Large Company Stock Subaccount and the Small Company Stock Subaccount. Each Subaccount invests in shares of a corresponding Portfolio of the AAL Variable Product Series Fund, Inc., described below.

The assets of the Variable Account are owned by AAL. AAL is not a trustee with respect to such assets. Under Wisconsin law, the assets of the Variable Account that are not in excess of the reserves and other contract liabilities of the Variable Account will not be chargeable with liabilities arising out of any other business AAL may conduct. AAL will maintain an amount of assets in the Variable Account that always has a value approximately equal to or in excess of the amount of Accumulated Values allocated to the Variable Account under the Certificates. AAL also may accumulate in the Variable Account or transfer to its general account the following: equity investment and contractual Certificate charges and deductions, including Certificate maintenance charges, mortality and expense risk charges, transfer charges, surrender charges earned, and mortality gains and losses and investment results applicable to those assets. Under Wisconsin law, and in accordance with the Certificate, income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of AAL's other income, gains or losses. Nevertheless, obligations arising under the Certificates are obligations of AAL.

The Fund

AAL Variable Product Series Fund, Inc. (the "Fund") is a Maryland corporation registered with the SEC under the 1940 Act as a diversified, open-end investment company (commonly known as a "Mutual Fund"). This registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

Shares of the Fund are currently offered only to the Variable Account to fund benefits payable under the Certificates. The Fund may, at a later date, also offer its shares to other separate accounts of AAL or to a subsidiary or affiliated company of AAL. Shares of the Fund may also be offered directly to AAL.

The Fund currently consists of five separate Portfolios, each with its own investment objectives, investment program, policies and restrictions. The investment objectives of each Portfolio are described below. No assurance can be given that each Portfolio of the Fund will achieve its investment objective.

The AAL Variable Product Money Market Portfolio seeks to provide maximum current income to the extent consistent with liquidity and a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality, short-term money market instruments.

The AAL Variable Product Bond Portfolio seeks to achieve investment results that approximate the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

The AAL Variable Product Balanced Portfolio seeks to achieve investment results that reflect investment in common stocks, bonds and money market instruments, each of which will be selected consistent with the investment policies of the AAL Variable Product Large Company Stock Portfolio, Bond Portfolio and Money Market Portfolio, respectively.

The AAL Variable Product Large Company Stock Portfolio seeks to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index by investing primarily in common stocks included in the Index.

The AAL Variable Product Small Company Stock Portfolio seeks to achieve investment results that approximate the performance of the Wilshire Small Cap Index by investing primarily in common stocks included in the Index.

The Variable Account will purchase and redeem shares from the Fund at Net Asset Value without any sales or redemption charge. AAL will redeem shares to the extent necessary to collect charges under the Certificates, to make payments upon withdrawals or surrenders, to provide benefits under the Certificates, or to transfer assets from a Subaccount to another Subaccount and/or the Fixed Account as requested by the Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at Net Asset Value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

AAL serves as the investment adviser to the Fund. AAL is registered as an investment adviser under the Investment Advisers Act of 1940.

Each Owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Fund's various Portfolios. A full description of the Fund, its investment objectives, policies and restrictions, its expenses, the risks attendant to investing in the Fund's Portfolios and other aspects of its operation is contained in the accompanying Prospectus for the Fund, which should be carefully read together with this Prospectus.

THE CERTIFICATES


AAL is offering the Certificates only to persons who are eligible for membership in AAL and to employees of AAL, its subsidiaries, and affiliated companies who reside in Wisconsin. To apply for membership and/or purchase a Certificate, members or prospective members must follow AAL's application procedures and meet AAL's eligibility requirements.


Applications may be taken in writing on traditional paper applications or by capturing application data in a computer file via a portable computer. Applicants will be asked to verify the accuracy of the data recorded on the computer by signing a pre-printed form accompanying the application. The captured data will be transmitted electronically to AAL where it will be printed and then be attached to the Certificate for delivery to the Certificate Owner.

There are two basic forms of Certificate: Adult and Juvenile. Adult Certificates are issued to applicants age 16 or older who become benefit members of AAL. Juvenile Certificates are issued when the proposed Annuitant is younger than age 16, but is otherwise eligible for benefit membership. Such Certificate is issued upon the application of some adult person, who does not become a benefit member by reason of such application. The Annuitant is the Owner of the Certificate, however ownership rights under the Certificate may be exercised solely by the applicant until control of the Certificate is transferred to the juvenile at age 21 or as otherwise provided in the Certificate. At age 16 the juvenile will become a benefit member of AAL. Under certain circumstances other entities such as trusts may purchase AAL products but are not eligible for membership.


Certain provisions of the Certificates may vary somewhat from state to state in order to conform with the law of the state in which the Owner resides. This Prospectus describes generally applicable provisions, and Owners should refer to their Certificates for specific variations.

Minimum Investment Requirements

The minimum single payment premium accepted will be $600. The minimum first premium on a billed Certificate will be $100. Thereafter, the minimum amount AAL will accept as a premium is $50. If on any Certificate Anniversary the Accumulated Value of the Certificate is below $600, and no premium payment has been received at AAL's Service Center for the past 36 consecutive months, AAL will terminate the Certificate and pay the Owner the Accumulated Value of the Certificate. AAL reserves the right to limit the total amount of all premium payments it will accept on any Certificate to $1 million.

AAL will send premium notices based on the billed premium and premium interval selected as shown on the specification page of the Certificate. The Owner may change the amount of the billed premium or the premium interval, or both, at any time by submitting a Written Request to AAL's Service Center or by providing instructions by telephone, if the Owner has completed the Telephone Transaction Authorization portion of the Variable Annuity Option Selection Form. See "THE CERTIFICATES -- Telephone Transactions." Premiums may be billed at any premium interval offered by AAL.

Free Look Period

The Certificate provides for an initial "free look" period. The Owner has the right to return the Certificate within 10 days after such Owner receives the Certificate or such longer period as may be required by state law. The Certificate must be delivered or mailed with a Written Request to the AAL Representative from whom the Certificate was purchased or to AAL's Service Center. Generally within 7 days after AAL receives the Owner's request for cancellation, it will cancel the Certificate and refund to the Owner, except as discussed under "Allocation of Premiums" immediately below, an amount equal to the Certificate's Accumulated Value as of the date the returned Certificate or notification of cancellation is received by AAL's Service Center, whichever is earlier.

Allocation of Premiums

Upon approval of the Owner's application, AAL will allocate the initial premium paid among the Subaccounts and/or the Fixed Account according to the Owner's allocation instructions as specified on the application. If the Owner does not designate premium allocation percentages, the entire premium will be allocated to the Money Market Subaccount.

The percentages of each premium that may be allocated to any Subaccount of the Variable Account or the Fixed Account must be in whole numbers and the sum of the allocation percentages must be 100%. AAL reserves the right to adjust allocation percentages to eliminate fractional percentages. The dollar amount of any premium allocation to a Subaccount or the Fixed Account may not be less than $50.

If the application is in good order, AAL will allocate the premium payment to the chosen Subaccount and/or Fixed Account (or, in certain states, to the Money Market Subaccount as discussed below) within two days of receipt of the completed application and premium payment. If AAL determines that the application is not in good order, AAL will attempt to complete the application within five business days. If the application is not complete at the end of this period, AAL will inform the applicant of the reason for the delay and that the initial premium will be returned immediately unless the applicant specifically consents to AAL keeping the initial premium until the application is complete.

Subsequent premiums will be allocated among the Subaccounts and/or the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received at AAL's Service Center. Owners may change the allocation proportion for future premiums at any time by submitting a Written Request to AAL's Service Center or by providing instructions by telephone, if the Owner has completed the Telephone Transaction Authorization portion of the Variable Annuity Option Selection Form. See THE CERTIFICATES--Telephone Transactions." Premiums paid thereafter will be allocated in the manner specified in the Written Request or telephone instruction, unless another change is subsequently requested.

In certain states that require a full refund of premiums paid if a Certificate is returned during the "free look period," AAL reserves the right to allocate all premiums to the AAL Variable Product Money Market Subaccount until the expiration of the "free look period" required by applicable state law, after which time the Accumulated Value of the Certificate will be allocated to the Subaccounts or Fixed Account as chosen by the Owner. Where the "free look period," including a five-day period for the Owner's receipt of the Certificate by mail, aggregates 15 days, AAL will allocate the Accumulated Value of the Certificate to the Subaccounts or Fixed Account as chosen by the Owner on the fifteenth day after the first premium allocation date. Where such a "free look period" aggregates 20 or more days, AAL will allocate the Accumulated Value of the Certificate to the Subaccounts or Fixed Account as chosen by the Owner on the twentieth day after the first premium allocation date. In all such states, AAL will refund to an Owner cancelling a Certificate during the "free look" period an amount equal to the greater of any premium received by AAL or the Accumulated Value on the date the returned Certificate or notification of cancellation is received at AAL's Service Center, whichever is earlier.

Accumulated Value, Accumulation Units and Accumulation Unit Value


A Certificate's Accumulated Value will reflect the investment experience of the chosen Subaccount(s) of the Variable Account, any amount of value in the Fixed Account, premiums paid, surplus refunds credited, any withdrawals, and any charges assessed in connection with the Certificate. There is no guaranteed minimum Accumulated Value in the Variable Account, and, because a Certificate's Accumulated Value on any future date depends upon a number of factors, it cannot be predetermined. Value will largely be determined by market conditions and investment performance of the Fund's Portfolios corresponding to the Subaccounts designated by the Owner. The Owner will bear all such risk.


Calculation of Accumulated Value.

The Accumulated Value of the Certificate at any time before the Annuity Commencement Date is determined on each Valuation Date. The Certificate's Accumulated Value is the sum of the values of the Certificate Owner's investment in each Subaccount and/or the Fixed Account. The value of each Subaccount is based on the value of that Subaccount's Accumulation Units on any given Valuation Date, and is computed by multiplying the Subaccount's Accumulation Unit Value by the number of Subaccount Accumulation Units allocated to the Certificate.

Determination of Number of Accumulation Units

Any amounts allocated to a Subaccount will be converted into Accumulation Units of the Subaccount. The number of Accumulation Units in any Subaccount may increase or decrease at the end of each Valuation Period depending on the transactions that occur in the Subaccount during the Valuation Period. When transactions occur, the actual dollar amounts of the transactions are converted to Accumulation Units. The number of Accumulation Units for a transaction in a Subaccount is determined by dividing the dollar amount of the transaction by the Accumulation Unit Value of the Subaccount at the end of the Valuation Period during which the transaction occurs.

The number of Accumulation Units in a Subaccount increases during the Valuation Period when premiums are allocated to the Subaccount or Accumulated Value is transferred to the Subaccount from another Subaccount or from the Fixed Account. The number of Accumulation Units in a Subaccount decreases during the Valuation Period when Accumulated Value is transferred from the Subaccount to another Subaccount or to the Fixed Account, withdrawals and withdrawal charges are applied against the Subaccount, or Certificate Maintenance Charges or transfer charges are applied against the Subaccount.

Determination of Accumulation Unit Value.

For each Subaccount, the Accumulation Unit Value was set at $10 ($1 in the case of the Money Market Subaccount) when the Subaccount was established. The Accumulation Unit Value of a Subaccount may increase or decrease from one Valuation Period to the next. The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the Net Asset Value of the corresponding Fund Portfolio attributable to Accumulation Units at the end of the Valuation Period;

     - plus the amount of any dividend, capital gain or other distribution made by the Fund Portfolio if the "ex-dividend" date occurs during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk charge AAL deducts for each day in the Valuation Period;

     - plus or minus any cumulative credit or charge for taxes reserved which AAL determines has resulted from the operation of the Subaccount; and

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

For  further  information  about  Accumulated  Value,   Accumulation  Units  and
Accumulation Unit Value of premium allocations in the Fixed Account, see "APPENDIX."

Withdrawals, Surrenders and Terminations

Owners may request a withdrawal or surrender at any time before the Annuity Commencement Date, while the Annuitant is still alive, by submitting a Written Request to AAL's Service Center. Within 7 days of receipt of the Written Request, AAL will pay to the Owner all or part of the Accumulated Value of the Certificate, as appropriate, less any applicable withdrawal, surrender or other charges, as of the end of the Valuation Period during which AAL received the Written Request. See "CHARGES AND DEDUCTIONS--Withdrawal or Surrender Charge;--Certificate Maintenance Charge;--Mortality and Expense Risk Charge." For certain exceptions, however, see "GENERAL INFORMATION -- Postponement of Payments."

Withdrawals will be taken proportionately from each Subaccount and the Fixed Account according to the ratio that Accumulated Value in the Subaccount or Fixed Account of the Certificate bears to the total Accumulated Value of the Certificate at the time of withdrawal. The Owner may select a different allocation basis with AAL's approval. Any withdrawal charges will then be taken from each Subaccount or the Fixed Account from which the withdrawal is taken according to the ratio that the amount of the withdrawal from each Subaccount or Fixed Account bears to the total amount of the withdrawal. Each withdrawal must be at least $25.

AAL will cancel the Certificate on any Certificate Anniversary if the Accumulated Value is less than $600 and no premium payments have been made within the last 36 consecutive months. If such Certificate Anniversary is not a Valuation Date, then the Accumulated Value will be determined on the next Valuation Date. Upon cancellation, AAL will pay the Owner the Accumulated Value as of such Valuation Date.

After the Annuity Commencement Date, certain of the available settlement options (those that do not involve a life contingency) also permit withdrawals or surrenders by the Payee. In such cases, the amount available for withdrawal or surrender is the commuted value of any unpaid annuity installments, computed on the basis of the assumed interest rate incorporated in such annuity installments. However, a withdrawal or surrender charge may be deducted at the time of annuitization if these settlement options are selected. See "CHARGES AND DEDUCTIONS--Withdrawal or Surrender Charges."

Consideration should be given to the tax implications prior to making a withdrawal or surrender request. Most withdrawals and surrenders prior to age 59-1/2 are subject to a 10% penalty on taxable gain distributed from the Certificate. See "FEDERAL TAX STATUS--Taxation of Annuities in General."

Transfers among Subaccounts and/or the Fixed Account

The Owner may request a transfer of all or part of a Certificate's Accumulated Value among the Subaccounts and/or the Fixed Account at any time before the Annuity Commencement Date, while the Annuitant is alive, by submitting a Written Request (or by telephone if the Owner has completed the Telephone Transaction Authorization section of the Variable Annuity Option Selection Form) to AAL's Service Center.

AAL's Service Center will process requests for transfers that it receives before 3:00 p.m. Central Time on any Valuation Date using the Certificate's Accumulated Value as of the close of business of that Valuation Date. AAL will process requests received after that time using a Certificate's Accumulated Value as of the close of business of the following Valuation Date. To accomplish a transfer from a Subaccount, the Variable Account will redeem Accumulation Units in that Subaccount and reinvest that value in Accumulation Units of the other Subaccounts and/or the Fixed Account as directed in the request.

The total amount of any transfer must be at least $500, or, if less, the Accumulated Value of the Subaccount or Fixed Account from which the transfer is being made. In no event may a transfer to any Subaccount or to the Fixed Account be less than $50. The Owner may make two transfers from one or more Subaccounts to one or more other Subaccounts or the Fixed Account in each Certificate Year without charge. Thereafter, each transfer will be subject to a $10 transfer charge, which will be deducted from the Accumulated Value of the Subaccount from which the transfer was made. Where transfers are from two or more Subaccounts, AAL will apply the $10 transfer charge among such Subaccounts in proportion to the amounts being transferred from the Subaccounts.

Only one transfer may be made from the Fixed Account in each Certificate Year. The transfer may not exceed the greater of $500 or 25% of the Accumulated Value of the Fixed Account at the time of transfer. In no event may a transfer to any Subaccount be less than $50. This transfer will not be subject to a transfer charge. To accomplish a transfer from the Fixed Account, the Fixed Account will redeem Accumulated Value from the Fixed Account and reinvest that value in Accumulation Units of a particular Subaccount of the Variable Account as directed in the request.

Telephone Transactions

If AAL has received a signed Telephone Transaction Authorization (found on the Certificate Application and on the Variable Annuity Option Selection Form), partial withdrawals, transfers, premium payment allocation changes, and certain other transactions may be made pursuant to the Owner's telephone instructions. AAL has adopted reasonable security procedures to ensure the authenticity of telephone instructions, including, among other things, requiring identifying information, recording conversations, and providing written confirmations of transactions. Nevertheless, AAL will honor telephone instructions from any person who provides the correct identifying information, so there is a risk of possible loss to the Owner if unauthorized persons use this service in the Owner's name. The Telephone Transaction Authorization provides that AAL is not liable for acting in good faith on any telephone instructions, although AAL may be liable for any failure by it to observe reasonable procedures. If several persons seek to effect telephone instructions at or about the same time, or if AAL's recording equipment malfunctions, it may be impossible for the Owner to make a telephone transaction at that time. If this occurs, the Owner should submit a Written Request. Also, if due to malfunction or other circumstances, the recording of the Owner's telephone request is incomplete or not fully comprehensible, AAL will not process the transaction. The phone number for telephone transactions is 800-778-1762.

AAL reserves the right to restrict telephone transactions at any time.

Dollar Cost Averaging Plan


Owners may make regular transfers of predetermined amounts by establishing a "Dollar Cost Averaging Plan" with AAL. Under the plan, Owners can authorize automatic transfers from their investment in the Money Market Subaccount to any or all of the other Subaccounts. Owners may utilize Dollar Cost Averaging until the amount in the Money Market Subaccount is completely transferred to other Subaccounts and may terminate the plan at any time, by Written Request or by telephone, if a valid Telephone Transaction Authorization is on file with AAL, as set forth above. Dollar Cost Averaging is generally suitable for Owners making a substantial deposit to the Certificate who wish to transfer into the other Subaccounts but who desire to spread investments over time to reduce the risk of investing at the top of the market cycle. Owners interested in establishing a Dollar Cost Averaging Plan may obtain an application and full information concerning the plan and its restrictions from AAL's Service Center. Transfers under Dollar Cost Averaging are not subject to the charges applicable to transfers, described above.

Owners, Annuitants and Beneficiaries

Adult Certificates The person who applied for the Certificate is the Owner and Annuitant of the Certificate, unless ownership is transferred or a different Annuitant is named in the application. While the Annuitant is alive and before the Annuity Commencement Date, the Owner of the Certificate may exercise every right and enjoy every benefit provided in the Certificate. The person who applied for the Certificate becomes a benefit member of AAL upon AAL's approval of the application. This membership cannot be transferred. The privileges of membership are stated in the AAL Articles of Incorporation and Bylaws.

The Owner may name one or more Beneficiaries to receive the death benefit payable under the Certificate. If no Beneficiary has been named or the Beneficiary does not survive the Annuitant, the death benefit will be paid to the Owner, if living, otherwise to the Owner's estate. The Bylaws of AAL list persons eligible to be Beneficiaries. Beneficiaries are designated as first, second or third class. Unless otherwise specified, the death benefit will be distributed as follows: (1) Equally to the Beneficiaries in the first class who survive the Annuitant. If none in the first class survive the Annuitant, then;
(2) equally to the Beneficiaries in the second class who survive the Annuitant. If none in the second class survive the Annuitant, then; (3) equally to the Beneficiaries in the third class who survive the Annuitant. If any Beneficiary dies at the same time as the Annuitant, or within 15 days after the Annuitant dies but before the death proceeds are paid, AAL will pay the death proceeds as though that Beneficiary had died before the Annuitant.


The Owner may change the designation of Beneficiaries by sending a Written Request to AAL's Service Center. AAL will provide a form to use to make this request. Any change in beneficiary designation must be approved by AAL and is effective on the date the Written Request was dated, or the date received at AAL's Service Center if no date appears on the request, as long as the request for change was mailed or actually delivered to AAL while the Annuitant was alive. AAL is not liable for any payment made or action taken by it before receiving and approving the change in beneficiary designation.


Juvenile Certificates The Annuitant shown on the Certificate is the Owner of the Certificate. However, because of age, the Annuitant cannot exercise the rights of ownership of the Certificate. Therefore, the person who applied for the Certificate on behalf of the Owner will have control. "Control" means having the ability to exercise certain rights of ownership on behalf of the Annuitant. These rights are described in the Certificate. The person who has control may transfer control to another eligible person as determined by AAL, but cannot transfer ownership.

The Annuitant will obtain control of the Certificate on the earliest of the following dates: (1) the date of death of the person who has control if that person dies after the anniversary of the Certificate Issue Date on or following the Annuitant's 16th birthday; or (2) the date the person who has control transfers it in writing to the Annuitant, after the anniversary of the Certificate Issue Date on or following the Annuitant's 16th birthday; or (3) the anniversary of the Certificate Issue Date on or following the Annuitant's 21st birthday.

If the person who has control of the Certificate dies before the Annuitant gains control, control will be vested in an eligible person according to the Bylaws of AAL. If AAL determines that it is best for the Annuitant, control of the Certificate may be transferred to some other eligible person according to the Bylaws of AAL.

The Annuitant will become a benefit member of AAL on the anniversary of the Certificate Issue Date on or following the Annuitant's 16th birthday. This membership cannot be transferred. The privileges of membership are stated in the AAL Articles of Incorporation and Bylaws.

Assignments of Ownership

Absolute Assignment. Except for certain juvenile Certificates and Certificates issued in connection with Qualified Plans, the Owner may transfer ownership of the Certificate by submitting a Written Request to AAL's Service Center. AAL will provide a form to use to make this request. The request must be received and approved by AAL before it is effective. Once approved, the transfer will take effect as of the date the request is signed by the Owner, or the date it was received at AAL's Service Center if no date appears on the request. AAL is not liable for any payment made or action taken by it before receiving and approving the transfer at AAL's Service Center. AAL is not responsible for the validity or tax consequences of any transfer of ownership.

Collateral Assignment. Except for Certificates issued in connection with Qualified Plans, the Owner may assign the Certificate as collateral. The assignment must be in writing on a form acceptable to AAL and must be filed at AAL's Service Center. AAL is not liable for any payment made or action taken by it before receiving and filing the assignment at AAL's Service Center. AAL is not responsible for the validity or tax consequences of any assignment.

The interest of any Beneficiary will be subject to any collateral assignment. Any indebtedness and interest charged against the Certificate, or any agreement for a reduction in benefits, shall have priority over the interest of any Owner, Beneficiary, or collateral assignee under the Certificate. See "GENERAL INFORMATION--Maintenance of Solvency."

Consideration should be given to the tax implications of an assignment, sale, pledge or transfer. Generally speaking, these transactions are deemed to constitute distributions from a Certificate and are taxable as such.
See "FEDERAL TAX STATUS--Taxation of Annuities in General."

Successor Owners. If the Owner is not the Annuitant, the Owner may designate a successor Owner who will become the new Owner of the Certificate if the Owner dies before the Annuitant. If the Owner does not designate a successor Owner, or if no successor Owner survives the Owner, and the Owner dies before the Annuitant, the Owner's estate will become the new Owner.

The Owner may designate or change a successor Owner by submitting a Written Request to AAL's Service Center. AAL will provide a form to use to make this request. The request must be received and approved by AAL before it is effective. Once approved, the designation or change will take effect as of the date the request is signed by the Owner, or the date it was received at AAL's Service Center if no date appears on the request. AAL is not liable for any payment made or action taken by it before receiving and approving the designation or change at AAL's Service Center. AAL is not responsible for the validity of any designation or change of a successor Owner.

If ownership is transferred to a successor Owner because the Owner dies before the Annuitant, the cash surrender value will be paid within 5 years after the Owner's death. However, if the successor Owner is a natural person, the cash surrender value may be paid under a settlement option described in the Certificate provided payments begin within 1 year after the Owner's death and are paid over the life of the successor Owner or over a period not exceeding the life expectancy of the successor Owner. The preceding two sentences will not apply if the surviving spouse is the sole successor Owner.

Certificates Issued in Connection with Qualified Plans. If the Certificate is used in a Qualified Plan and the Owner is a trust custodian or employer, the Owner may transfer ownership to the Annuitant, if the Qualified Plan permits. Otherwise, a Certificate used in a Qualified Plan may not be sold, assigned, discounted or pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose, to any person other than AAL.

DEATH BENEFITS

Death Benefit Before the Annuity Commencement Date

Before the Annuity Commencement Date, AAL will pay the death proceeds of the Certificate to the Beneficiary upon receipt of: (1) proof that the Annuitant has died before the Annuity Commencement Date; (2) a completed claim form; and (3) such other information that AAL may require for processing the claim. Payment will be made in either a lump sum payment or under a settlement option, as elected by the Owner or the Beneficiary, in accordance with the settlement options provision of the Certificate. The amount of the death proceeds is calculated on the Death Proceeds Calculation Date. Death proceeds are equal to or greater than the minimum value required by law.

If the Annuitant dies before attaining age 80, the amount of the death proceeds is the greatest of: (1) the Accumulated Value of the Certificate on the Death Proceeds Calculation Date; (2) the sum of all premiums paid less the sum of any withdrawals as of the Death Proceeds Calculation Date; or (3) the Accumulated Value of the Certificate on the minimum death proceeds valuation date preceding the Death Proceeds Calculation Date, plus the sum of all premiums paid since the minimum death proceeds valuation date, less the sum of any withdrawals (including related withdrawal charges) since that minimum death proceeds valuation date. The first minimum death proceeds valuation date is the Certificate Issue Date. Thereafter, the minimum death proceeds valuation date is every 7th anniversary of the Certificate Issue Date. If the Annuitant dies on or after attaining age 80, the amount of the death proceeds is the Accumulated Value of the Certificate on the Death Proceeds Calculation Date.

Except for Certificates issued in connection with Qualified Plans, if the Annuitant's spouse is the Owner and sole first Beneficiary, the Certificate will automatically continue in force with the surviving spouse as the Annuitant and Owner. If the Annuitant was the Owner, or the Owner was not a natural person, the death proceeds and any interest credited on such proceeds, will be paid to the Beneficiary within five years after the Annuitant's death. However, if the Beneficiary is a natural person, the death proceeds may be paid under a settlement option described in the Certificate, provided payments begin within one year after the Annuitant's death and are paid over the life of the Beneficiary or over a period not exceeding the life expectancy of the Beneficiary. See "THE CERTIFICATES--Successor Owners" for rules applicable if the Owner is a natural person and dies before the Annuitant. Similar rules apply for Certificates issued in connection with Qualified Plans.

Except for Certificates issued in connection with Qualified Plans, if the Annuitant was the Owner and the Annuitant's spouse is the sole first Beneficiary, the spouse may elect to continue the Certificate in force as the Annuitant and Owner, unless the Owner has chosen a mandatory method of payment in the Beneficiary designation that does not allow the spouse to change it. The spouse will be deemed to have made this election if a written request from the spouse to receive the death proceeds is not received at AAL's Service Center within 60 days after Proof of Death of the Annuitant is received at AAL's Service Center.

The Beneficiary may elect to receive the death proceeds as a lump sum or in the form of one of the settlement options provided in the Certificate, subject to the limitations described in the immediately preceding paragraphs, unless the Owner has selected a mandatory method of payment that does not allow the Beneficiary to change it. If AAL does not receive a completed claim form and such other information that AAL may require for processing from the Beneficiary to receive the death proceeds or specifying a settlement option within 60 days after Proof of Death, AAL will apply the death proceeds to settlement Option 1. See "ANNUITY PROVISIONS -- Settlement Options."

Death of Payee After the Annuity Commencement Date

If a Payee dies on or after the Annuity Commencement Date and before the entire interest in the Annuity proceeds have been paid, any remaining portion of such interest that is payable under the settlement option then in effect will be paid at least as rapidly as payments were being paid under that settlement option on the date of death. With respect to a Certificate issued in connection with a Qualified Plan under Sections 401(a), 403(a), 403(b) or 408 of the Internal Revenue Code, similar restrictions are also applicable.

Manner of Payment -- Certificates Not Issued in Connection with Certain Qualified Plans

If the Certificate is not issued in connection with a Qualified Plan under Sections 401(a), 403(a), 403(b) or 408 of the Internal Revenue Code, the following rules govern the manner of payment of the death benefit if the Annuitant dies before the Annuity Commencement Date:

         (a) if a single sum is requested, the death benefit will be paid within seven days after the date that the Proof of Death, completed claim form, and such other information AAL may require for processing is received at AAL's Service Center; or

         (b) if a settlement option is requested, (i) it must be a settlement option that the Owner could have selected before the Annuity Commencement Date, and (ii) the settlement option must provide that the entire amount due under the Certificate will be distributed (1) within five years from the date of death; or (2) over the life of the Beneficiary or for a period not in excess of the Beneficiary's life expectancy, provided that the distributions must begin within one year from the date of death.

Manner of Payment -- Certificates Issued in Connection with Qualified Plans

If the Certificate is issued in connection with a Qualified Plan under Sections 401(a), 403(a), 403(b) or 408 of the Internal Revenue Code, certain restrictions on the manner of payment of the death benefit prior to the Annuity Commencement Date, similar to those described above under "Manner of Payment -- Certificates Not Issued in Connection with Certain Qualified Plans," are applicable. The manner of payment of the death benefit under such a Certificate will be stated in the Certificate or the plan documents. Purchasers acquiring Certificates pursuant to Qualified Plans should consult a qualified pension or tax adviser.

CHARGES AND DEDUCTIONS

Withdrawal or Surrender Charges

Withdrawals and Surrenders. No charge for sales expenses is deducted from premiums at the time premiums are paid. However, if some or all of the Accumulated Value of the Certificate is withdrawn or surrendered on or before the date the Certificate has been in force for seven full Certificate Years, the following charges apply:

     Certificate Year in which                  Charge as Percentage of Excess
     Withdrawal or Surrender Occurs           Amount Withdrawn or Surrendered(1)
                 1                                            7%
                 2                                            6
                 3                                            5
                 4                                            4
                 5                                            3
                 6                                            2
                 7                                            1
            8 and after                                       0

----------------------

(1) The withdrawal or surrender charge is a percentage of the Excess Amount, defined as the total amount of the withdrawal or surrender less the amount of the 10% free withdrawal, described below. The total amount of withdrawal and surrender charges may not exceed 7 1/2% of total gross premiums paid under the Certificate.

If withdrawal or surrender charges are not sufficient to cover sales expenses, the loss will be borne by AAL. Conversely, if the amount of such charges proves more than sufficient, the excess will be retained by AAL. AAL does not currently believe that the withdrawal and surrender charges imposed will cover the expected sales expenses for the Certificates.

Certain withdrawals and surrenders are subject to a 10% federal tax penalty on the amount or taxable income withdrawn, in addition to ordinary income tax on any such taxable income. See "FEDERAL TAX STATUS"--Taxation of Annuities in General."

10% Free Withdrawal. In each Certificate year, the Owner may make free withdrawals of up to 10% of the Accumulated Value existing at the time the first withdrawal is made in that Certificate Year. A free withdrawal is a withdrawal on which no withdrawal charge is applied. The free withdrawal amount available on any withdrawal is: the Accumulated Value of the Certificate at the time of the first withdrawal in the Certificate Year, multiplied by 10%, less any previous free withdrawals made during the Certificate Year. This right is not cumulative from Certificate Year to Certificate Year.

If the Owner surrendered the Certificate and no free withdrawals were made during the Certificate Year, no surrender charge will be subtracted from the first 10% of the Accumulated Value of the Certificate existing at the time of surrender. If any free withdrawals were made during the Certificate Year, the amount of the Accumulated Value of the Certificate not subject to surrender charges is: the Accumulated Value of the Certificate at the time of the first withdrawal in the Certificate Year, multiplied by 10%, less any previous free withdrawals made during the Certificate Year.

Waiver of Withdrawal and Surrender Charges. AAL will waive the withdrawal or surrender charge:

          (1) if the Owner or the Owner's spouse is confined as an inpatient of a licensed hospital, nursing home, or a hospice for at least 30 consecutive days, the withdrawal or surrender occurs during the period of confinement or within 90 days after discharge from the facility, and written proof satisfactory to AAL is received at AAL's Service Center; where allowed under State law;

          (2) at the time of annuitization if the annuitization occurs more than three years after the Issue Date and the annuitization is for a life income with a guaranteed period (e.g., Option 4 or 5). See "ANNUITY PROVISIONS -- Settlement Options"; and

          (3) upon the death of the Annuitant.

Certificate Maintenance Charge

On the last day of each Certificate Year prior to the Annuity Commencement Date, or upon surrender of the Certificate, if earlier, AAL will deduct from the Certificate's Accumulated Value, proportionately from the Subaccounts and the Fixed Account that make up the Accumulated Value, a Certificate Maintenance Charge of $25. This charge is to reimburse AAL for administrative expenses relating to the Certificate. AAL will not deduct this charge if the sum of the premiums received by AAL, less the sum of any withdrawals and withdrawal charges from the Certificate, is $5,000 or more at the time the deduction would otherwise be made. AAL does not expect to profit on this charge. AAL will not increase the charge for administrative expenses regardless of its actual expenses.

Mortality and Expense Risk Charge

AAL will assume several mortality risks under the Certificates.

First, AAL will assume a mortality risk by its contractual obligation to pay a death benefit to the Beneficiary if the Annuitant under a Certificate dies during the accumulation period. AAL assumes the risk that the Annuitant may die prior to the Annuity Commencement Date at a time when the death benefit guaranteed by the Certificate may be higher than the Accumulated Value of the Certificate.

Second, AAL will assume a mortality risk arising from the fact that the Certificates do not impose any surrender charge on the death benefit. The net surrender value is lower for Certificates under which a withdrawal or surrender charge remains in effect, while the amount of the death benefit under such Certificates is unaffected by the withdrawal or surrender charge. Accordingly, AAL's mortality risk is higher under such Certificates than it would be under otherwise comparable Certificates that impose the surrender charge upon payment of a death benefit.

Third, AAL will assume a mortality risk by its contractual obligation to continue to make annuity payments for the entire life of the Payee under annuity options involving life contingencies. This assures each Payee that neither the Payee's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Certificate. This relieves the Payee from the risk of outliving the amounts accumulated for retirement.

Fourth, AAL will assume a mortality risk under its annuity purchase rate tables which are guaranteed for the life of a Certificate. Options 1, 2, and 3 are based on a guaranteed effective annual interest rate of 3%. Options 4 and 5 are based on a guaranteed effective annual interest rate of 3 2% using the Commissioner's 1983 Table A "Annuitant Mortality Table."

In addition to the foregoing mortality risks, AAL will assume an expense risk under the Certificates. This is because the Certificate Maintenance Charge deducted under the Certificates to cover administrative expenses may not be sufficient to cover the expenses actually incurred. Administrative expenses include such costs as processing premium payments, annuity payments, withdrawals, surrenders and transfers; furnishing confirmation notices and periodic reports; calculating the mortality and expense risk charge; preparing voting materials and tax reports; updating the registration statement for the Certificates; and actuarial and other expenses.

To compensate AAL for assuming such mortality and expense risks, AAL will deduct a daily mortality and expense risk charge from the net assets of each Subaccount in the Variable Account. AAL will impose a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of such Subaccount in the Variable Account for the mortality and expense risks it assumes under the Certificates.

If the mortality and expense risk charge and other charges under a Certificate are insufficient to cover the actual mortality costs and administrative expenses incurred by AAL, AAL will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, the excess will accrue to AAL and be available for any proper corporate purpose including, among other things, payment of sales expenses. AAL expects to make a profit from this charge.

Investment Advisory Fee of the Fund

Because the Variable Account purchases shares of the Fund, the value of the Variable Account is indirectly affected by the investment advisory fee and any other unreimbursed expenses incurred by the Fund. AAL is paid a daily fee by the Fund for its investment management services equal to an annual rate of 0.35% of the aggregate average daily net assets of each Portfolio up to $250,000,000 and 0.30% of amounts in excess thereof. See "AAL, THE VARIABLE ACCOUNT AND THE FUND--The Fund" and the accompanying Fund Prospectus.

Taxes

Currently, no charge will be made against the Variable Account for federal income taxes or state premium taxes. AAL may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to AAL or AAL becomes subject to state premium taxes. Charges for any other taxes attributable to the Variable Account may also be made. See "FEDERAL TAX STATUS."

ANNUITY PROVISIONS

Annuity Commencement Date

The Annuity Commencement Date is determined based upon the Annuitant's age at the time of the issuance of the Certificate. The Owner may change an Annuity Commencement Date selection at any time by submitting a Written Request to AAL's Service Center. Any change in the Annuity Commencement Date is subject to AAL's approval. The Annuity Commencement Date is the date on which the annuity proceeds are applied to a settlement option for the benefit of the Payee.

For a Certificate issued in Pennsylvania, the following requirements for maximum maturity ages of the Certificate will be used:

                       PENNSYLVANIA MAXIMUM MATURITY AGES

                  Age on                             Maximum
              Date of Issue                       Maturity Age*

                70 or less                             85
                  71-75                                86
                  76-80                                88
                  81-85                                90
                  86-90                                93
                  91-93                                96
                  94-95                                98
                    96                                 99

-------------------------------

* For purposes of the Pennsylvania requirements, the maturity age is defined as the last birthday of the Payee on the Certificate Anniversary on or immediately prior to the Annuity Commencement Date.

Settlement Options

While the Annuitant is alive and before the Annuity Commencement Date, the Owner may select or change a settlement option. Under Option 1, all of the Certificate's Accumulated Value is transferred to the Fixed Account to earn interest, which may be paid at regular intervals or left with AAL to accumulate with interest. If Option 2, 3, 4, or 5 is selected, all Accumulated Value will be transferred to the Fixed Account, and the annuity payments will be guaranteed as to minimum dollar amount. See "APPENDIX."

The Beneficiary may choose to receive the death proceeds in a lump sum payment or under any settlement option, unless the Owner has chosen a mandatory method of payment in the Beneficiary designation that does not allow the Beneficiary to change it, or unless otherwise restricted. AAL will provide a form for this purpose. On lump sum payments, AAL will pay interest on the death proceeds at a rate required by law from the Death Proceeds Calculation Date until the date of payment.

The minimum amount that may be applied to any one settlement option is $1,000. The following settlement options are generally available under the Certificate:

Option 1--Interest. The proceeds are left with AAL to earn interest. Interest earned may be paid in cash at regular intervals or may be left with AAL to accumulate with interest. All or part of these proceeds may be withdrawn upon request. FUNDS HELD IN THIS OPTION ARE NOT TAX-DEFERRED.

Option 2--Specified Amount Income. The proceeds are used to make payments at regular intervals of a specified amount until the proceeds with interest have been paid. The payment period may not exceed 30 years. The unpaid proceeds may be withdrawn upon request.

Option 3--Fixed Period Income. The proceeds are used to make payments at regular intervals for a fixed number of years, not to exceed 30 years. The unpaid proceeds may be withdrawn upon request.

Option 4--Life Income with Guaranteed Payment Period. The proceeds are used to make payments at regular intervals for the lifetime of the Payee. If the Payee dies during the guaranteed period, payments will be continued to the named Beneficiary to the end of that period. A period of 0, 5, 10, 15, or 20 years may be selected. The amount of the payments depends upon the age and, where permitted, sex of the Payee at the time AAL issues the settlement agreement.

Option 5--Joint and Survivor Life Income with Guaranteed Payment Period. The proceeds are used to make payments at regular intervals for the lifetime of both Payees. Upon the death of one of the Payees, payments will be continued for the lifetime of the surviving Payee. If both Payees die during the guaranteed period, payments will be continued to the named Beneficiary to the end of that period. A period of 0, 5, 10, 15, or 20 years may be selected. The amount of the payments depends upon the age and, where permitted, sex of the Payees at the time AAL issues the settlement agreement.

AAL also has other settlement options which may be chosen. Information about these options may be obtained from an AAL Representative or AAL's Service Center.

If no valid selection of a settlement option has been made before the Annuity Commencement Date, Option 4, the Life Income with 10-Year Guaranteed Payment Period fixed annuity settlement option, shall be automatically effective.

No withdrawal or surrender charge is imposed at the time of annuitization (if annuitization occurs more than three years after the Issue Date) under a settlement option providing a life income with a guaranteed period (e.g., Option 4 or Option 5 above). See "THE CERTIFICATES--Withdrawal, Surrenders and Terminations."

The Owner may elect the receipt of a single sum, rather than payment pursuant to settlement option, by surrendering the Certificate in full prior to the Annuity Commencement Date. A surrender charge will be deducted from the Accumulated Value of the Certificate if the Annuity Commencement Date under any settlement option not providing fixed income with a guaranteed period (e.g., Options 1, 2, and 3 above) occurs at any time during the surrender charge period, taking into account the 10% free withdrawal provision and the maximum 7 1/2% limitation described under "CHARGES AND DEDUCTIONS--Withdrawal or Surrender Charge."

Any applicable Certificate Maintenance Charge will also be deducted at the Annuity Commencement Date upon commencement of a settlement option or receipt of a lump sum in lieu thereof. See "CHARGES AND DEDUCTIONS--Certificate Maintenance Charge."

Subject to minimums set forth in the Certificate, interest rates applicable to settlement options are declared at least annually by the AAL Board of Directors and are based on numerous factors, including the earnings of the general or special accounts, expenses, and mortality charges and experience.

Frequency and Amount of Annuity Payments Pursuant to Settlement Options

Payments may be made monthly, quarterly, semiannually, or annually, provided each payment is at least $25. The first payment under an option will be made on the first business day following the end of the payment interval chosen. If the Accumulated Value at the Annuity Commencement Date is less than $1,000 or would not result in a payment of at least $25, AAL may pay the Accumulated Value in a single sum and the Certificate will be canceled. The amount of the first annuity payment (and the amount of subsequent payments) is determined by applying the Accumulated Value to be applied to the settlement option at the Annuity Commencement Date, less any fees or charges due (see "Settlement Options" above), to the annuity table in the Certificate for the settlement option selected. The table shows the amount of the annuity payments for each $1000 applied. The values of the Certificate are based on the Payee's age and sex on the Annuity Commencement Date. If there has been any error as to the date of birth or sex of the Payee, AAL will adjust any amount payable to conform to the correct date of birth or sex.

With respect to each settlement option annuity payment, AAL may pay more than the amount of the guaranteed payment. However, AAL also reserves the right to reduce the amount of any current payment that is higher than the guaranteed amount, to an amount not less than the guaranteed amount.

GENERAL INFORMATION

The Entire Contract

The entire contract between the Owner and AAL is made up of the Certificate, including any attached endorsements or amendments, the application, and the AAL Articles of Incorporation and Bylaws which are in force on the Issue Date of the Certificate. Statements made in the application will be treated as representations and not warranties. No statement will be used by AAL to void the Certificate or to deny a claim unless it appears in the application. No representative of AAL except the president or the secretary may change any part of the Certificate on behalf of AAL. The Certificate will be incontestable after it has been in effect during the lifetime of the Annuitant for 2 years from its Issue Date.

Maintenance of Solvency

The Certificate contains a maintenance of solvency provision that applies only to values in the Fixed Account. If AAL's reserves for any class of Certificates become impaired, the Owner may be required to make an extra payment. AAL's Board of Directors will determine the amount of any extra payment based on each member's fair share of the deficiency. If the payment is not made, it will be charged as an indebtedness against the Certificate with interest at a rate of 5% per year, compounded annually. An equivalent reduction in benefits may be chosen instead of or in combination with the payment or indebtedness.

Postponement of Payments

Payment of any withdrawal value or cash surrender value will normally be made within seven days after the Owner's Written Request is received at AAL's Service Center. However, AAL may delay this payment or any other type of payment from the Variable Account for any period when: (a) the New York Stock Exchange is closed for trading other than customary weekend and holiday closings; (b) trading on the New York Stock Exchange is restricted; (c) an emergency exists, as a result of which it is not reasonably practicable to dispose of securities or to fairly determine their value; or (d) the SEC by order permits the delay for the protection of Owners. Transfers and allocations of Accumulated Value among the Subaccounts and the Fixed Account may also be postponed under these circumstances. AAL may delay payment of any withdrawal value or cash surrender value from the Fixed Account for up to six months after AAL receives a Written Request at AAL's Service Center.

Payment by Check

Payment under the Certificate of any amount derived from premiums paid by check may be delayed until such time as the check has had a reasonable time to clear the Owner's bank (not to exceed 15 days).

Date of Receipt

Except as otherwise stated herein, the date of receipt by AAL of any Written Request, premium payment, telephone instruction or other communication is the actual date it is received at AAL's Service Center in proper form, unless received (1) after the close of regular trading on the New York Stock Exchange or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Reports to Owners

AAL will mail to each Owner, at such Owner's last known address of record, at least annually after the first Certificate Year, a report showing the Accumulated Value of the Certificate as of a date not more than two months prior to the date of mailing and any further information required by any applicable law. AAL also will promptly mail to the Owner a confirmation of each premium payment or transfer.

Certificate Inquiries

Inquiries regarding a Certificate may be made by writing or calling AAL's Service Center. The address for the Service Center is: AAL Variable Annuity Service Center, P.O. Box 419108, Kansas City, Missouri 64141-6108. The toll-free telephone number is 800-778-1762.


Third Party Administrator

AAL has entered into a Service Agreement with The Continuum Company, Inc. ("Continuum"), pursuant to which Continuum will provide certain services in connection with the Variable Account including, among other things, application and premium processing. Continuum has the necessary equipment and personnel to provide and support remote terminal access to AAL's annuity processing system for the establishment and maintenance of annuity records, processing information, and the generation of output with respect to the records and information.


FEDERAL TAX STATUS

Introduction

The ultimate effect of federal income taxes on a Certificate's Accumulated Value, settlement option annuity payments, or the economic benefit to the Owner, the Annuitant or the Beneficiary, depends upon the tax status of such person and, if the Certificate is purchased under a retirement plan, upon the tax and employment status of the individual concerned. This discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax law. Moreover, this discussion is based on AAL's understanding of federal income tax laws, as currently interpreted. No representation is made regarding the likelihood of continuation of these laws or their interpretations by the Internal Revenue Service. AAL does not make any guarantee regarding the tax status of any Certificate. Each person concerned should consult a qualified tax adviser.

Variable Account Tax Status

The Internal Revenue Code (the "Code"), in effect, provides that the income, gains and losses from separate account investments are not income to the insurer issuing the variable contracts so long as the Certificates and the Variable Account meet certain requirements set forth in the Code. Because the Certificates and the Variable Account meet such requirements, AAL anticipates no tax liability resulting from the Certificates, and consequently, no reserve for income taxes is currently charged against, or maintained by AAL with respect to the Certificates. AAL is currently exempt from most types of state and local taxes. If there is a material change in federal, state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs the federal income taxation of annuities in general.

Certificates Held by Individuals. An individual Owner is not taxed on increases in the value of a Certificate until a distribution occurs, either in the form of a withdrawal, surrender, assignment or as settlement option annuity payments.

Payments from a withdrawal or a surrender of a Certificate generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the owner's cost basis in the Certificate. An assignment of the Certificate (other than a gift to the Owner's spouse or incident to a divorce) or the use of the Certificate as collateral for a loan will be treated in the same manner as a surrender.

For settlement option annuity payments, the taxable portion is determined by application of a formula which establishes the ratio that the cost basis of the Certificate bears to the total value of annuity payments for the term of the annuity. The nontaxable portion of each payment equals the amount of the payment times that ratio. The balance of the payment is taxable. Such taxable portion is taxed at ordinary income tax rates. For certain Qualified Plans involving pre-tax contributions, there may be no cost basis in the Certificate within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Owners, Annuitants and Beneficiaries under such Certificates should seek qualified tax and financial advice about the tax consequences of distributions under the Qualified Plans in connection with which such Certificates are purchased.

Generally, withdrawals, surrenders and assignments of a Certificate before the Owner attains age 592 will result in an additional federal income tax penalty of 10% of the amount distributed that is includable in the Owner's gross income. The penalty tax will not apply if the distribution is made under one of the following circumstances:

     (1) made to the Beneficiary or successor owner on or after the death of the Owner, or

     (2) made to an Owner who is considered disabled under section 72(m)(7) of the Code, or

     (3) made under a qualified funding asset (commonly referred to as a structured settlement plan), or

     (4) made as one of a series of substantially equal periodic payments for the life or life expectancy of the Owner or the joint lives or joint life expectancies of the Owner and the Beneficiary made not less frequently than annually. For this purpose, if there is a modification of the payment schedule before the Owner attains age 592, or before the expiration of five years from the time of the annuity starting date, the Owner's income will be increased by the amount of tax and deferred interest that otherwise would have been incurred, or

     (5) made under an immediate annuity (currently not available under the Certificate), or

     (6) from a Certificate purchased by an employer with respect to a terminated Qualified Plan.

The 10% federal income tax penalty also applies to Certificates which are issued in connection with certain Qualified Plans issued under section 401(a), 403(a), 403(b) and 408 of the Code. Exemptions similar to those listed above apply to the penalty tax for Annuitants of Qualified Plan Certificates.

Certificates Held by Owners other than Individuals. Except as hereafter noted, a Certificate held by an Owner other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for federal income tax purposes. The gains under such a Certificate will be taxable in the year received or accrued by the Owner. This treatment will not apply, however, if the Owner is acting as an agent for an individual, if the Owner is an estate which acquired the Certificate as a result of the death of the decedent, if the Certificate is held by certain Qualified Plans, if the Certificate is a qualified funding asset (commonly referred to as a structured settlement plan), if the Certificate was purchased by an employer with respect to a terminated Qualified Plan or if the Certificate is an immediate annuity.

Multiple Certificates. Section 72(e)(11) of the Code provides that for the purpose of determining the amount includable in gross income, all non-qualified annuity Certificates entered into by AAL with the same Owner during any calendar year shall be treated as one certificate. The total impact of this section is not clear. It will likely accelerate the recognition of income by an Owner owning multiple Certificates and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax.

Qualified Plans. The Certificates are designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Therefore, no attempt is made herein to provide more than general information about the use of the Certificates with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Certificates issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificates with respect to them:

Tax-Sheltered Annuities. Section 403(b) of the Code permits employers of public school employees and of employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase, on behalf of their employees, annuity contracts and, subject to certain limitations, have the amount of purchase payments excluded from the employees' gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Certificates for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of purchase payments and tax consequences on distribution.

Section 403(b)(11) of the Code requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made pursuant to a salary reduction agreement may be paid only when the employee reaches age 592, separates from service, dies or becomes disabled, or in the case of hardship. (Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as for paying for medical expenses, for the purchase of a principal residence, or for paying certain tuition expenses.)

An Owner of a Certificate purchased as a tax-sheltered Section 403(b) annuity contract will not, therefore, be entitled to exercise the withdrawal or surrender right, described under the heading "THE CERTIFICATES--Withdrawals, Surrenders and Terminations," in order to receive Accumulated Value attributable to elective contributions credited under the Certificate to such participant, unless one of the above-described conditions has been satisfied.


H.R. 10 (Keogh) Plans. The Self-Employed Individuals Tax Retirement Act of 1962, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law as to maximum permissible contributions, distribution dates, nonforfeitability of interest and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer. Purchasers of the Certificates for use with H.R. 10 plans should seek qualified advice as to the suitability of the proposed plan document and of the Certificates to their specific needs.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" or "IRA." IRAs are subject to limitations on the amount that may be contributed, on the persons who may be eligible, on the time when distributions may commence, and on the time when distributions may be received without penalty. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Distributions paid to employees before being "rolled over" to an IRA may be subject to a 20% withholding requirement. See "FEDERAL TAX STATUS--Withholding." When issued in connection with an IRA, the Certificates will be specifically amended to conform to the requirements under such plans. Sales of the Certificates for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Certificates for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

Corporate Pension and  Profit-Sharing  Plans.  Sections 401(a) and 403(a) of the
Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificates to provide benefits under the plans. Corporate employers intending to use the Certificates in connection with such plans should seek qualified advice in connection with such use.

Simplified Employee Pension Plans (SEP-IRAs). Section 408(k) of the Code permits corporate employers to make deductible contributions directly into IRAs established for their employees. These contributions are excluded from gross income of the employee and are deductible by the employer, and earnings on the contributions are tax-deferred. Employers intending to use the Certificates in connection with such a plan should seek qualified advice in connection therewith.


Savings Incentive Match Plan (SIMPLE). Section 408(p) permits employers with no more than 100 employees to establish retirement plans having nonelective and elective contributions made to SIMPLE IRAs. These plans are effective for years beginning in 1997. Distributions within the first two years may be subject to a 25% penalty tax.


1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Certificate issued by AAL without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Certificate issued by AAL and not merely surrendered in exchange for cash. Further, the same person or persons must be the Owner or Annuitant under the Certificate received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements. Potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold and the application of any new provisions under the Code that may have been enacted since the issuance of the contract being terminated. Owners considering such an exchange should consult their tax advisers to ensure that the requirements of Section 1035 are met.

Diversification Requirements

The Internal Revenue Service has promulgated regulations under Section 817(h)(1) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the issuing company pays an amount to the Internal Revenue Service. Disqualification of the Certificate as an annuity contract would result in imposition of federal income tax on the Owner with respect to the earnings allocable to the Certificate prior to the receipt of payments under the Certificate. Therefore, if the failure to diversify is not corrected in the manner mentioned above, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his account. AAL believes, under its interpretation of the Code and regulations, that the assets of the Fund meet the diversification requirements. AAL will monitor the Fund and the regulations of the Treasury Department to ensure that the Certificate will continue to qualify as a variable annuity contract under the Code.

Withholding

The taxable portion of a withdrawal or surrender is subject to federal income tax withholding. Except for certificates issued in connection with certain Qualified Plans, the Owner can elect not to have federal income tax withheld.

Rollover into an IRA

Eligible rollovers from another Qualified Plan into an IRA may be accomplished in two ways. First, an eligible rollover distribution may be paid directly to the IRA (a "direct rollover"). Second, the distribution may be paid directly to the employee and then, within 60 days of receipt, the amount may be rolled over to the IRA. However, any amount that was not distributed as a direct rollover will be subject to mandatory 20% federal income tax withholding.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Certificate or the exercise of elections under a Certificate. The above comments concerning federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon AAL's understanding of current federal income tax law. AAL cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account estate and gift, state income or other state tax considerations which may be involved in the purchase of a Certificate or the exercise of elections under the Certificate. For complete information on such federal and state tax considerations, a qualified tax adviser should be consulted.

GENDER NEUTRAL BENEFITS

The Certificates described in this Prospectus (except for Certificates issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Certificates purchased or annuitized in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Certificates purchased under an employment-related insurance or benefit program may not, in some cases, vary on the basis of sex. Any unisex rates to be provided by AAL will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Certificate may be purchased.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

AAL owns the assets of the Variable Account and keeps them legally segregated from the assets of the general account of AAL. All of the Portfolio shares that AAL holds for each Subaccount are maintained in book entry form rather than certificated form.

VOTING PRIVILEGES

To the extent required by law, AAL will vote the Portfolio shares held in a Subaccount at shareholder meetings of the Fund, if any, in accordance with instructions received from persons having voting interests in the corresponding Subaccount of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AAL determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

Before the Annuity Commencement Date, the Owner will have the voting interest with respect to Fund shares attributable to the Certificate. On and after the Annuity Commencement Date, the Payee under the settlement option has no interest in the Variable Account so no voting interest.

The number of votes which an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes that each Owner may instruct will be determined by dividing a Certificate's Accumulated Value in a Subaccount by the Net Asset Value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Owner has the right to instruct will be determined as of the record date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which AAL does not receive timely voting instructions, or which are not attributable to Owners or Annuitants, will be represented at the meeting and voted by AAL in proportion to the instructions received from all Owners. Any Portfolio shares held by AAL or its affiliates will be voted in proportion to the aggregate votes of all shareholders in the Portfolio. Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

RIGHTS RESERVED BY AAL

Subject to applicable law, AAL reserves the right to make certain changes if, in its judgment, they would best serve the interests of the Owners and Annuitants or would be appropriate in carrying out the purposes of the Certificate. AAL will obtain, when required, the necessary Owner approval or regulatory approval. Examples of the changes AAL may make include, but are not limited to:

     - To operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law.

     - To add, delete, combine, or modify Subaccounts in the Variable Account.

     - To add, delete, or substitute, for the Portfolio shares held in any Subaccount, the shares of another Portfolio of the Fund or the shares of another investment company or series thereof, or any other investment permitted by law.

     - To make any amendments to the Certificates necessary for the Certificates to comply with the provisions of the Internal Revenue Code or any other applicable federal or state law.

DISTRIBUTION ARRANGEMENTS

AAL Capital Management Corp. ("AALCMC"), located at 222 West College Avenue, Appleton, Wisconsin 54914, is a wholly owned indirect subsidiary of AAL and serves as the principal underwriter of the Certificates pursuant to a Principal Underwriting and Servicing Agreement to which AALCMC and AAL, on behalf of itself and the Variable Account, are parties. AALCMC is a member of the National Association of Securities Dealers, Inc. ("NASD") and a broker-dealer registered with the SEC under the Securities Exchange Act of 1934. The Certificates are sold by duly licensed registered representatives of AALCMC who are also employees of AAL and licensed by state insurance departments to sell variable insurance products ("AAL Representatives"). The Certificates may also be sold by representatives of other broker-dealer firms with which AALCMC has executed a selling agreement. In addition, AAL may retain other firms to serve as principal underwriters of the Certificates. AAL offers the Certificates in all states where AAL is authorized to sell the Certificates.

Commissions and other distribution compensation to be paid to AAL Representatives on the sale of Certificates will be paid by AAL and will not result in any charge to Owners or to the Variable Account in addition to the charges described in this Prospectus. AAL Representatives selling the Certificates will be paid a commission of not more than 3% of the premiums paid on the Certificates. Further, AAL Representatives may be eligible to receive certain employee benefits from AAL based on the amount of earned commissions.

An insurance company blanket bond is maintained providing $10,000,000 coverage for officers and employees of AAL and AALCMC, and $750,000 coverage for their general agents and AAL Representatives, both subject to a $100,000 deductible.

LEGAL MATTERS

The legal validity of the Certificates described in this Prospectus has been passed upon by Mark J. Mahoney, Esq. of the law department of AAL. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised AAL on certain federal securities law matters.

FINANCIAL STATEMENTS AND EXPERTS


Audited financial statements of AAL and the Variable Account are contained in the SAI. The audited financial statements of AAL for the years ended December 31, 1996 and 1995, and the audited financial statements of the Variable Account for the year ended December 31, 1996, incorporated into the SAI have been audited by Ernst & Young LLP, independent auditors, and are included therein in reliance on their reports as experts in accounting and auditing.


PERFORMANCE INFORMATION

From time to time, the Variable Account may advertise the yields and total returns of its Subaccounts. These figures will be based on historical results and are not intended to indicate future performance. The "yield" of a Subaccount refers to the income generated by an investment in the Subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. The Variable Account also may advertise the "effective yield" of the Money Market Subaccount, which is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.
Yield figures do not reflect the effect of any withdrawal or surrender charge.

The "total return" of a Subaccount is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. Average annual total return figures are computed in accordance with a standardized formula prescribed by the SEC and described in the SAI. The Variable Account may also advertise non-standardized total return figures, which do not reflect the effect of certain charges under the Certificates, including, for example, the withdrawal or surrender charges, and the annual Certificate Maintenance Charge.

The Variable Account's performance reported from time to time in advertisements and sales literature may be compared to generally accepted indices or analyses such as those provided by Lipper Analytical Services, Inc., Standard & Poor's Corporation and Dow Jones. Performance ratings reported periodically in financial publications such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal may also be used. For more information, see the SAI.

FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the SEC with respect to the Certificates described herein. This Prospectus and the SAI do not contain all of the information set forth in the Registration Statement and exhibits thereto to which reference is hereby made for further information concerning the Variable Account, AAL and the Certificates. The information so omitted may be obtained from the SEC's principal office located at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Certificates and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Caption                                                               Page


GENERAL INFORMATION...................................................SAI -
REGULATION AND RESERVES...............................................SAI -
SERVICES..............................................................SAI -
PRINCIPAL UNDERWRITER.................................................SAI -
REASONABLENESS OF MORTALITY AND EXPENSE RISK CHARGES..................SAI-
PERFORMANCE INFORMATION...............................................SAI -
         Money Market Subaccount......................................SAI -
         Other Subaccounts............................................SAI -
         Performance Comparisons......................................SAI -
FINANCIAL STATEMENTS..................................................SAI -


ORDER FORM

[GRAPHIC OMITTED] Please send me a copy of the most recent Statement of Additional Information for the Individual Flexible Premium Deferred Variable Annuity Certificate.


--------------------------------------------------------------------------------
(Date)                              (Name)


--------------------------------------------------------------------------------
(Street Address)


--------------------------------------------------------------------------------
(City)                                             (State)           (Zip Code)





Send to: AAL Variable Annuity Service Center
                  P.O. Box 419108
                  Kansas City, Missouri  64141-6108

APPENDIX
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account option and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. AAL has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure relating to the Fixed Account.

Accumulated Values allocated to the Fixed Account are combined with all the general assets of AAL and are invested in those assets chosen by AAL and allowed by applicable law. Any premiums allocated to the Fixed Account prior to the Annuity Commencement Date will be subject to all fees and expenses associated with the Variable Account, except for the fund annual expenses and the mortality and expense risk charge. See "FEE TABLE--Owner Transaction Expenses."

AAL will periodically declare effective annual interest rates for new premiums allocated to the Fixed Account or Accumulated Value transferred from a Subaccount to the Fixed Account. The rate in effect on the date of allocation or transfer is the initial rate for that allocation or transfer. The initial effective annual interest rate for each premium allocated or Accumulated Value transferred to the Fixed Account is guaranteed to remain in effect for at least 12 months from the date of the allocation or transfer. Thereafter, AAL can change the effective annual interest for that allocation or transfer. However, any change in the effective annual interest rate for the allocation or transfer is guaranteed to remain in effect for at least 12 months from the effective date of such change.

Interest is credited on each premium allocated or Accumulated Value transferred to the Fixed Account from the date of the allocation or transfer. Interest is credited and compounded daily.

Under the Fixed Account option, the guaranteed minimum interest credited to the Fixed Account will be at the effective rate of 32% per year, compounded daily. AAL may credit interest at a rate in excess of 32% per year; however, AAL is not obligated to do so. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by AAL based on numerous factors. Some of the factors that AAL may consider in determining whether to credit interest above 32% to amounts allocated to the Fixed Account, and the amount thereof, include, but are not limited to, general economic trends, rates of return currently available and anticipated on AAL's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 32% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF AAL. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 32% FOR ANY GIVEN YEAR. The rate of interest that is in effect at any time for new allocations or transfers to the Fixed Account may differ from the rate or rates in effect for existing Fixed Account values. Existing Fixed Account values under a Certificate are in many cases expected to be credited with different interest rates depending on when the premium payment or transferred amount in question is first deposited in the Fixed Account. For purposes of crediting future interest, any withdrawals or transfers from the Fixed Account will be taken first from the oldest deposits and accumulated earnings thereon.

If a settlement option is selected by the Owner, all Accumulated Value at the Annuity Commencement Date will be transferred to the general account, which supports the insurance and annuity obligations of AAL.

Owners have no voting rights in the Variable Account with respect to Fixed Account values.

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                          VARIABLE ANNUITY CERTIFICATE


             Offered By:


    AID ASSOCIATION FOR LUTHERANS                  STATEMENT OF ADDITIONAL
       4321 North Ballard Road                           INFORMATION
   Appleton, Wisconsin  54919-0001                    Dated May 1, 1997


This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectus dated May 1, 1997, for AAL Variable Annuity Account I (the "Variable Account") describing individual flexible premium deferred variable annuity certificates ("Certificates") that Aid Association for Lutherans ("AAL") is offering to persons eligible for membership in AAL. Capitalized terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus. A copy of the prospectus may be obtained at no charge by writing to AAL at the above address.



TABLE OF CONTENTS

Caption                                                                     Page


GENERAL INFORMATION.........................................................SAI-

REGULATION AND RESERVES.....................................................SAI-

SERVICES....................................................................SAI-

PRINCIPAL UNDERWRITER.......................................................SAI-

REASONABLENESS OF MORTALITY AND EXPENSE RISK CHARGES........................SAI-

PERFORMANCE INFORMATION.....................................................SAI-

MONEY MARKET SUBACCOUNT - YIELD AND EFFECTIVE YIELD.........................SAI-

OTHER SUBACCOUNTS...........................................................SAI-

PERFORMANCE COMPARISONS.....................................................SAI-

FINANCIAL STATEMENTS........................................................SAI-

GENERAL INFORMATION


AAL is a fraternal benefit society organized under Internal Revenue Code section 501(c)(8) and established on November 24, 1902 under the laws of the State of Wisconsin. Membership is open to Lutherans and their families. AAL offers life insurance, disability income insurance and annuities to its members. All members are part of one of about 9,500 local AAL branches throughout the United States. AAL is currently licensed to transact life insurance business in all 50 states and the District of Columbia.


REGULATION AND RESERVES

AAL is subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. AAL's operations and accounts are subject to periodic examination by insurance regulatory authorities. The forms of Certificates described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Certificates are sold.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on AAL would be.

Pursuant to state insurance laws and regulations, AAL is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Certificates, if AAL were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

SERVICES


AAL has entered into a Service Agreement with The Continuum Company, Inc. ("Continuum"), pursuant to which Continuum will provide certain services in connection with the Variable Account including, among other things, application and premium processing. Continuum has the necessary equipment and personnel to provide and support remote terminal access to AAL's annuity processing system for the establishment and maintenance of annuity records, processing information, and the generation of output with respect to the records and information. AAL paid $232,329.00 to Continuum for its services during the period June 15, 1995 (commencement of the Variable Account's operations) through December 31, 1995 and $974,777.31 for the year ended December 31, 1996.


PRINCIPAL UNDERWRITER


AAL Capital Management Corporation ("AALCMC"), a wholly-owned, indirect subsidiary of AAL, serves as the exclusive principal underwriter of the Certificates pursuant to a Principal Underwriting and Servicing Agreement to which AALCMC and AAL, on behalf of itself and the Variable Account, are parties. The Certificates are sold through AAL Representatives who are licensed by state insurance officials to sell the Certificates and who are duly licensed registered representatives of AALCMC. The Certificates may also be sold by representatives of other broker-dealer firms with which AALCMC has executed a selling agreement. In addition, AAL may retain other firms to serve as principal underwriters of the Certificates. The Certificates are continuously offered in all states where AAL is authorized to sell the Certificates. AAL paid underwriting commissions of $1,076,737.60 to AALCMC during the period June 15, 1995 (commencement of the Variable Account's operations) through December 31, 1995 and $5,059,274.35 for the year ended December 31, 1996. Of these amounts, AALCMC retained $0. For the year ended December 31, 1996, Aegon received $0 pursuant to a selling agreement.

Aid Association for Lutherans represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the sponsor.


PERFORMANCE INFORMATION

The Variable Account may, from time to time, advertise information relating to the performance of its Subaccounts. The performance information that may be presented is not a prediction or guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular Owner.

Money Market Subaccount - Yield and Effective Yield

Advertisements for the Certificates may include yield and effective yield quotations for the Money Market Subaccount, which are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Money Market Subaccount's yield is calculated based on a hypothetical pre-existing account having a balance of one Money Market Subaccount Accumulation Unit at the beginning of a specified seven-day period. Yield is computed by dividing the net change, exclusive of capital changes, in the Accumulation Unit Value during the seven-day period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the Accumulation Unit Value at the beginning of the period to obtain the base period return, and multiplying the base period return by the fraction 365/7. The Money Market Subaccount's effective yield is calculated by compounding the base period return (computed as described above) for such period by adding 1 and raising the sum to a power equal to 365/7, and subtracting 1 from the result. Yield and effective yield do not reflect the deduction of withdrawal or surrender charges. The Certificates currently are not subject to charges for state premium taxes.


The yield and effective yield for the Money Market Subaccount for the seven-day period ended December 31, 1996, were 4.14% and 4.22%, respectively.


Other Subaccounts

30-Day Yield: Advertisements for the Certificates may include 30-day (or one month) yield quotations for each Subaccount other than the Money Market Subaccount, which are computed in accordance with a standard method prescribed by the SEC. These 30-day (or one month) yield quotations are computed by dividing the net investment income per Accumulation Unit earned during the period (the net investment income earned by the Fund Portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the offering price per Accumulation Unit on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:



                  Yield =  2[(((a-b)/cd)+1)^6-1]


Where:
         a =      Net dividends and interest  earned  during the period by the
                  Portfolio  attributable  to the Subaccount.
         b =      Expenses accrued for the period (net of reimbursements).
         c =      The average daily number of Accumulation Units outstanding during the period.
         d =      The Accumulation Unit Value per Unit on the last day of the period.

For the one-month period ended December 31, 1996, the one-month yield for the Bond Subaccount was 5.15% and for the Balanced Subaccount was 2.46%.

Standardized and Non-Standardized Average Annual Total Return Advertisements for the Certificates may also include standardized and non-standardized average annual total return quotations for each Subaccount for 1, 5 and 10-year periods (or the life of the Subaccount, if less). Standardized average annual total return quotations are computed in accordance with a standard method prescribed by the SEC. The average annual total return for a Subaccount for a specific period is computed by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1 + T)^n = ERV
         Where:
                  P        =        A hypothetical initial payment of $1,000.
                  T        =        Average annual total return.
                  n        =        Number of years.
                  ERV               = Ending  redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods
                                    (or  fractional portion thereof).

Non-standardized average annual total returns are calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the value of the non-standardized total returns do not reflect the effect of the withdrawal or surrender charges that may be imposed at the end of the period (because it is assumed that the Certificate will continue through the end of each period) nor the annual Certificate Maintenance Charge (because the average Certificate size is generally expected to be greater than $5,000). If reflected, these charges would reduce the performance results presented.


The standardized and non-standardized average annual total returns for each Subaccount for the year ended December 31, 1996 were as follows:

                    Average Annual Standardized  Average Annual Non-Standardized
Name of Subaccount   Total Return - Year ended       Total Return-Year ended
                          December 31, 1996             December 31, 1996
--------------------------------------------------------------------------------
Money Market                   -2.62%                           3.93%
                               -------                         ------
Bond                           -4.60%                           1.81%
                               -------                         ------
Balanced                        5.15%                          12.22%
                               -------                         ------
Large Company Stock            13.32%                          20.94%
                               -------                         ------
Small Company Stock             9.36%                          16.71%
                               -------                         ------

Cumulative Total Return Advertisements for the Certificates may also include cumulative total return quotations for each Subaccount, for which the SEC has not prescribed a standard method of calculation. Cumulative total return is the non-annualized cumulative rate of return on a hypothetical initial investment of $1,000 in a Subaccount for a specified period ("Hypothetical Initial
Investment"). Cumulative total return is calculated by finding the cumulative rates of return of the Hypothetical Initial Investment over various periods, according to the following formula, and then expressing that as a percentage:

                                    C = (ERV/P) - 1
         Where:
                  P        =        A hypothetical initial payment of $1,000.
                  C        =        Cumulative total return.
                  ERV               = Ending  redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the applicable period.


Performance quotations for each Subaccount reflect the deduction of all recurring fees and charges applicable to each Subaccount, such as the mortality and expense risk charge and Certificate Maintenance Charge, based on an estimated average Certificate size of $16,000 and Fund operating expenses (net of reimbursements), except that yield quotations and non-standardized average annual total return calculations do not reflect any deduction for withdrawal or surrender charges. The Certificates are not currently subject to a charge for state premium taxes.

Average annual total returns for each Subaccount for the period June 15, 1995 (commencement of operations) through December 31, 1996 were



                           Average Annual                 Average Annual Non-
Name of Subaccount   Standardized Total Return -       Standardized Total Return
------------------       Inception through                 Inception through
                         December 31, 1996                 December 31, 1996
                     ---------------------------       -------------------------
Money Market                    0.39%                          4.05%
                                ----                           ----
Bond                            0.92%                          4.60%
                                ----                           ----
Balanced                       10.93%                          14.98%
                               -----                           -----
Large Company Stock            19.57%                          23.93%
                               -----                           -----
Small Company Stock            13.06%                          17.19%
                               -----                           -----

Performance Comparisons

The performance of each of the Subaccounts may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Portfolios in which the Subaccounts invest. Such comparisons may be made by use of independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis, ranking such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but excluding sales charges, redemption fees or certain expense deductions at the separate account level. Some rankings are based on total returns adjusted for withdrawal or surrender charges or may consider the effects of market risk on total return performance.

Companies providing rankings that may be used in advertisements and sales literature include Lipper Analytical Services, Inc., Morningstar, Inc., and the Variable Annuity Research and Data Service.

In addition, each Subaccount's performance may be compared in advertisements and sales literature to various benchmarks including the Standard & Poor's Composite Stock Price Index(R), the Wilshire Small Cap Index and the Lehman Brothers Aggregate Bond Index.

The Portfolios may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made in tax-deferred retirement plans and may illustrate in graph or chart form, or otherwise, the benefit of dollar cost averaging by comparing investments made pursuant to a systematic investment plan.

The Portfolios may also, from time to time, illustrate the concepts of asset allocation by use of hypothetical case studies representing various life cycles and/or risk levels of a Certificate Owner.

FINANCIAL STATEMENTS

The financial statements of AAL should be considered only as bearing upon the ability of AAL to meet its obligations under the Certificates. The financial statements of AAL should not be considered as bearing on the investment experience of the assets held in the Variable Account.


The most current financial statements of AAL are those as of the end of the most recent fiscal year ended December 31, 1996. AAL does not prepare financial statements more often than annually in the form required to be included in a prospectus and believes that any incremental benefit to prospective Certificate Owners that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred.

The financial statements for the Variable Account for the year ended December 31, 1996, previously filed, are in corporated by reference herein, and the statements for AAL, and the accompanying Reports of Independent Auditors, follow.

                              [STATEMENTS PROVIDED]

                          Aid Association for Lutherans

                          Audited Financial Statements


Report of Independent Auditors

Statement of Financial Position

Statement of Operations

Statement of Changes in certificate owners'
Contingency Reserves

Statements of Cash Flow

Notes to Financial Statements

Report of Independent Auditors

The Board of Directors
Aid Association for Lutherans

We have audited the accompanying consolidated balance sheets of Aid Association for Lutherans (AAL) as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in certificate owners' surplus and cash flows for the years then ended. These financial statements are the responsibility of AAL's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of AAL at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended, in conformity with generally accepted accounting principles.

As discussed in Note 1, in 1996 AAL adopted certain accounting changes to conform with generally accepted accounting principles for fraternal benefit societies.

March 14, 1997

Aid Association for Lutherans
Consolidated Balance Sheets
--------------------------------------- ---------------------------------------
                                        December 31 (in thousands)

--------------------------------------- ---------------------------------------
--------------------------------------- --------------------- -----------------
                                                       1996               1995
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Assets
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Investments:
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Securities available for sale, at
fair value
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Fixed maturities                                     6948203           6879601
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Equity securities                                     539113            453398
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Fixed maturities held to maturity,
at amortized cost                                    4423637           4069372
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Mortgage loans                                       3298335           2952533
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Investment real estate                                113282            122899
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Certificate loans                                     501263            500306
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Other invested assets                                  10490             10238
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Total investments                                   15834323          14988347
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------

--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
  Cash and cash equivalents                           106568            166020
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
  Premiums and fees receivable                         12198             11500
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
  Accrued investment income                           199051            199566
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
  Deferred acquisition costs                          704515            643540
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
  Property and equipment                              101725            105511
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
  Assets held in separate accounts                    313072             49067
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
  Other assets                                          8868              5706
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------
Total Assets                                        17280320          16169257
--------------------------------------- --------------------- -----------------

----------------------------------------- --------------------------------------
                                          December 31 (in thousands)
----------------------------------------- --------------------------------------
----------------------------------------- --------------------- ----------------
                                                       1996               1995
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
Liabilities and certificate owners'
Surplus
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
  Certificate liabilities and accruals:
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
Future certificate benefits                            2504708          2381279
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
Unpaid claims and claim expenses                        101770            89288
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
Total certificate liabilities and
accruals                                               2606478          2470567
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------

----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
  certificate owner funds                             12434551         11838902
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
  Liabilities related to separate
  accounts                                              313072            49067
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
  Other liabilities                                     135390           127957
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
Total Liabilities                                     15489491         14486493
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------

----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
certificate owners' Surplus
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
  Accumulated surplus                                  1642126          1444084
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
  Unrealized appreciation on securities
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
    available for sale                                  148703           238680
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
Total certificate owners' Surplus                      1790829          1682764
----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------

----------------------------------------- --------------------- ----------------
----------------------------------------- --------------------- ----------------
Total Liabilities and certificate owners'
Surplus                                               17280320         16169257
----------------------------------------- --------------------- ----------------
See accompanying notes.

Consolidated Statements of Income
----------------------------------- --------------------------------------------
                                             December 31(in thousands)
----------------------------------- --------------------------------------------
----------------------------------- --------------------- ----------------------
                                                    1996                 1995
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Revenue
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Insurance premiums                                364078                 370222
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Insurance charges                                 278774                 261376
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Net investment income                            1171590                1115790
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Net realized investment gains                      62959                  16598
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Other revenue                                      68200                  41951
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Total revenue                                    1945601                1805937
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Benefits and expenses
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Certificate claims and other                      345786                 324870
benefits
----------------------------------- --------------------- ----------------------

----------------------------------- --------------------- ----------------------
Increase in certificate reserves                  134900                 143120
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Interest credited                                 748350                 731896
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Surplus refunds                                   105997                 103064
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Total benefits                                   1335033                1302950
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Underwriting, acquisition and                     307982                 268934
insurance expenses
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Fraternal benefits and expenses                   104545                  84815
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Total expenses                                    412527                 353749
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Total benefits and expenses                      1747560                1656699
----------------------------------- --------------------- ----------------------
----------------------------------- --------------------- ----------------------
Net income                                        198041                 149238
----------------------------------- --------------------- ----------------------

Consolidated Statements of Changes in certificate owners' Surplus
-------------------------------------- ---------------------- ------------------- -------------------------
                                       Unrealized             Accumulated         Total
                                       appreciation           surplus             certificate owners'
                                       (depreciation) of                          surplus
                                       securities available
                                       for sale(In
                                       Thousands)
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
Balance at January 1, 1995             9057                   868882              877939
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
Impact of adopting certain             -321267                425964              104697
accounting changes discussed in Note
1
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
 Balance at January 1, 1995 as        -312210                 1294846             982637
adjusted
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
Net income                             -                      149238              149238
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
 Increase in unrealized appreciation   550890                 -                   550890
of securities available for sale
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------

-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
Balance at December 31, 1995           238680                 1444085             1682765
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------

-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
Net income                             -                      198041              198041
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
Decrease in unrealized appreciation    -89977                 -                    -89977
of securities available for sale
-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------

-------------------------------------- ---------------------- ------------------- -------------------------
-------------------------------------- ---------------------- ------------------- -------------------------
Balance at December 31, 1996           148703                 1642126             1790829
-------------------------------------- ---------------------- ------------------- -------------------------


Consolidated Statements of Cash Flows
--------------------------------------------- ---------------------------------
                                                   December 31(in thousands)
--------------------------------------------- ---------------------------------
--------------------------------------------- ------------------ --------------
                                                     1996               1995
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Operating Activities:
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Net Income                                               198041         149238
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------

--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Adjustments   to  reconcile  net  income
to  net  cash  provided  by  operating
activities:
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Increase in certificate liabilities and
accruals                                                 135911         143359
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Increase in certificate owner funds                      449570         474774
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Increase in deferred acquisition costs                   -17547         -32026
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Realized gains on investments                            -63219         -17530
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Provisions for amortization and
depreciation                                              20309          19120
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Changes in other assets and liabilities                    4166          -5698
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Net cash provided by operating
activities                                               727231         731237
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Investing Activities:
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Securities available for sale:
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Purchases - fixed maturities                           -2311534       -2218311
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Sales - fixed maturities                                1606098        1256300
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Maturities - fixed maturities                            476592         565516
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Purchases - equities                                    -203720        -229771
--------------------------------------------- ------------------ --------------

--------------------------------------------- ------------------ --------------
Sales - equities                                         201119         123108
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Securities held to maturity:
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Purchases                                               -785732        -601390
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Maturities                                               435374         369741
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Mortgage loans funded                                   -559005        -478622
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Mortgage loans repaid                                    207904         166830
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Certificate loans, net                                     -957          -6873
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Other                                                      1099        -102670
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Net cash used in investing activities                   -932762       -1156142
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Financing Activities:
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Universal life and investment contract
receipts                                                1086856        1248664
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Universal life and investment contract
withdrawals                                             -940777        -791821
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Net cash provided by financing activities                146079         456843
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------

--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Net increase (decrease) in cash and cash
equivalents                                              -59452          31938
--------------------------------------------- ------------------ --------------
--------------------------------------------- ------------------ --------------
Cash and cash equivalents, beginning of
year                                                     166020         134082
--------------------------------------------- ------------------ --------------
Cash and cash equivalents, end of year                   106568         166020
--------------------------------------- --------------------- -----------------
--------------------------------------- --------------------- -----------------

Notes to Consolidated Financial Statements

December 31, 1996

Note 1.  Summary of Significant Accounting Policies

Nature of Operations
AAL is the nation's largest fraternal benefit society in terms of assets and individual life insurance in force. It provides its 1.7 million members with life insurance and retirement products (both fixed and variable), as well as disability income and long-term care insurance, in most states. Mutual funds are offered to members by AAL's wholly-owned subsidiary, AAL Capital Management Corporation. Credit union services are available to members from the AAL Member Credit Union, an affiliate of AAL. AAL members are served by more than 2,000 district representatives across the country.

Basis of Presentation
The accompanying consolidated financial statements of AAL and its wholly-owned subsidiaries have been prepared in accordance with generally accepted accounting principles ("GAAP"). Prior to 1996, AAL prepared its financial statements in conformity with accounting practices prescribed by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory-basis) which were considered GAAP for fraternal benefit societies. FASB Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises ("FIN 40"), as amended, which is effective for 1996 annual financial statements and thereafter, no longer permits statutory-basis financial statements to be described as being prepared in conformity with GAAP. Accordingly, AAL has adopted GAAP including Statement of Financial Accounting Standards 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts ("FAS 120"), which addresses the accounting for long-duration and short-duration insurance and reinsurance contracts, including all participating business.

Pursuant to the requirements of FIN 40 and FAS 120, the effect of the changes in accounting have been applied retroactively and the previously issued 1995 financial statements have been restated for the change. The effect of the changes applicable to years prior to January 1, 1995 has been presented as a restatement of certificate owners' surplus as of that date.

The adoption had the effect of increasing net income for 1996 and 1995 by approximately $68,339,000 and $34,772,000, respectively.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Principles of Consolidation
The consolidated financial statements include the accounts of AAL, its wholly-owned subsidiary, AAL Holdings Inc., and its wholly-owned subsidiaries, including AAL Capital Management Corporation and North Meadows Investment Ltd. All significant intercompany transactions are eliminated.

The significant accounting practices used in preparation of the financial statements are summarized on the following pages:

Investments
Investments in fixed maturities are classified as available for sale or held to maturity according to the holder's intent. Securities classified in the available for sale category are carried at fair value and consist of those securities which AAL intends to hold for an indefinite period of time but not necessarily to maturity. Securities in the held to maturity category are carried at amortized cost and consist of those which AAL has both the ability and the positive intent to hold to maturity. Changes in fair values of available for sale securities, after adjustment of deferred acquisition costs (DAC), are reported as unrealized appreciation or depreciation directly in certificate owners' surplus and, accordingly, have no effect on net income. The DAC offsets to the unrealized appreciation or depreciation represent valuation adjustments of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized. The amortized cost of fixed maturity investments classified as available for sale and as held to maturity is adjusted for amortization of premiums and accretion of discounts calculated using the effective interest method. That amortization or accretion is included in net investment income. Mortgage loans generally are stated at their outstanding unpaid principal balances. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the interest method. Investment real estate is valued at original cost plus capital expenditures less accumulated depreciation and write-downs. Depreciation is computed using the straight-line method over the estimated useful life of the property. Accumulated depreciation and write-downs were $37,763,000 and $34,660,000, at December 31, 1996 and 1995, respectively.

Certificate loans are generally valued at the aggregate unpaid balances. Other investments, consisting of limited partnerships, are valued on the equity basis. All investments are carried net of allowances for declines in value that are other than temporary; the changes in those reserves are reported as realized gains or losses on investments. Realized gains and losses on the sale of investments and declines in value considered to be other than temporary are recognized in the Consolidated Statements of Income on the specific identification basis.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and certificate issue expenses. For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated gross profits from interest, mortality and other margins under the contracts. Amortization of acquisition costs for other certificates is charged to expense in proportion to premium revenue recognized.

Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation. The cost of property and equipment is being depreciated by the straight-line method over the estimated useful lives. Accumulated depreciation was $103,938,000 and $100,869,000 at December 31, 1996 and 1995, respectively.

Certificate Liabilities and Accruals
Reserves for future certificate benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute the cash value. Reserves for future certificate benefits for non-participating life insurance are also net level reserves, computed using assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation. Interest assumptions generally range from 2.5% to 4.0%.

Reserves for future certificate benefits for universal life insurance and deferred annuities consist of certificate account balances before applicable surrender charges. The average interest rate credited to account balances in 1996 was 7.6% for universal life, 5.8% for portfolio-average deferred annuities, and ranged from 5.7% to 6.3% for investment generation deferred annuities,
(IGA), introduced in 1995.

Reserves for accident and health certificates are generally computed using current pricing assumptions. The interest rate assumptions range from 3.5% to 5.0%. Reserves are computed using a net level reserve method for Medicare supplement certificates, a one-year preliminary term method for long-term care certificates, and a two-year preliminary term method for disability income certificates.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to accident and health certificates. These reserves are based on past experience and applicable morbidity tables. Reserves are continuously reviewed and updated, with any resulting adjustments reflected in current operations.

Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable annuity contracts, and for which the certificate owner, rather than AAL, bears the investment risk. Fees charged on separate account certificate owner deposits are included in insurance charges. Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the Consolidated Balance Sheets. Operating results of the separate accounts are not included in the Consolidated Statements of Income.

Insurance Premiums and Charges
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to certificate account balances and benefits incurred in excess of certificate account balances. Certain profits on limited payment certificates are deferred and recognized over the certificate term. For accident and health certificates, gross premiums are prorated over the contract term of the certificates with the unearned premium included in the certificate reserves.

Surplus Refunds
Surplus refunds are recognized over the certificate year and are reflected in the Consolidated Statements of Income. The majority of life insurance certificates, except for universal life and term certificates, begin to receive surplus refunds at the end of the second certificate year. Surplus refunds are not currently being paid on interest-sensitive and health insurance certificates. Surplus refund scales are approved annually by AAL's Board of Directors.

Fraternal Benefits
Fraternal benefits and expenses includes all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to AAL's fraternal character. This would include items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of an issue, as well as various programs and church grants. Expenses, such as those necessary to maintain the branch system, are also included.

Other Revenue
Other revenue consists primarily of concessions and investment advisory fees of AAL Capital Management Corporation.

Income Taxes

AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income received by AAL is generally exempt from taxation. AAL's wholly-owned subsidiaries are subject to federal and state taxation.

Note 2.  Investments

AAL's  investments  in  available  for  sale  securities  and  held to  maturity securities are summarized as follows:
----------------------------------- ----------------- ---------------- ----------------- -----------------
                                    Amortized Cost    Gross            Gross             Estimated fair
                                                      Unrealized       Unrealized        Value
                                                      gains            Losses
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------------------------------------------------------------
                                                                 (Thousands)

----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Available for Sale Securities at
December 31, 1996
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Fixed Maturity Securities
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Loan Backed Obligations of U.S.     292,421           2625             -1276             293770
Government Corporations and
Agencies
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Obligations of other governments,   278,167           5907             -1348             282726
states and political subdivisions
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Corporate Bonds                     4,491,290         73719            -48044            4516965
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Mortgage and Asset-Backed           1,877,261         15114            -37633            1854742
Securities
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Total Fixed Maturity Securities     6,939,139         97365            -88301            6948203
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Equity Securities                   396,788           142325           0                 539113
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Total                               7,335,927         239690           -88301            7487316
----------------------------------- ----------------- ---------------- ----------------- -----------------





----------------------------------- ----------------- ---------------- ----------------- -----------------
                                    Amortized Cost    Gross            Gross             Estimated fair
                                                      Unrealized       Unrealized        Value
                                                      gains            Losses
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------------------------------------------------------------
                                                                 (Thousands)

----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Held to Maturity Securities at
December 31, 1996
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Fixed Maturity Securities
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
U.S. Treasury Securities and non-loan
backed obligations of U.S. Government
Corporations and Agencies           42106             1881             -782              43205
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Loan Backed Obligations of U.S.
Government Corporations and
Agencies                            397200            15875            -3999             409076
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Obligations of other governments,
states and political subdivisions   74908             1052             -1248             74712
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Corporate Bonds                     3064485           141260           -13766            3191979
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Mortgage and Asset-Backed
Securities                          844938            14086            -8030             850995
----------------------------------- ----------------- ---------------- ----------------- -----------------
----------------------------------- ----------------- ---------------- ----------------- -----------------
Total                               4423637           174154           -27825            4569967
----------------------------------- ----------------- ---------------- ----------------- -----------------

---------------------- -------------------- --------------------- --------------------- --------------------
                       Amortized Cost       Gross Unrealized      Gross Unrealized      Estimated Fair
                                            Gains                 Losses                Value
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------------------------------------------------------------------------
Available for sale                                        (In Thousands)
securities at
December 31, 1995
---------------------- -------------------------------------------------------------------------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Fixed maturity
securities
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Loan backed            329257               5949                                        335206
obligations of U.S.
Government
corporations and
agencies
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Obligations of other   276646               14882                                       291528
governments, states
and political
subdivisions
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Corporate bonds        4074798              170609                -6799                 4238608
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Mortgage &             2002772              21040                 -9553                 2014259
asset-backed
securities
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Total fixed maturity   6683473              212480                -16352                6879601
securities
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Equity securities      364732               88666                 0                     453398
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Total                  7048205              301146                -16352                7332999
---------------------- -------------------- --------------------- --------------------- --------------------

--------------------------- ------------------ ----------------- ------------- ----------------
                            Amortized Cost     Gross             Gross         Estimated Fair
                                               Unrealized Gains  Unrealized    Value
                                                                 Losses
--------------------------- ------------------ ----------------- ------------- ----------------
--------------------------- -------------------------------------------------------------------
Held to maturity                                      (In Thousands)
securities at December
31, 1995
--------------------------- -------------------------------------------------------------------
--------------------------- ------------------ ----------------- ------------- ----------------
Fixed maturity securities
--------------------------- ------------------ ----------------- ------------- ----------------
--------------------------- ------------------ ----------------- ------------- ----------------
U.S. Treasury securities    60412              3385              -328          63469
and non-loan backed
obligations of U.S.
Government corporations
and agencies
--------------------------- ------------------ ----------------- ------------- ----------------
--------------------------- ------------------ ----------------- ------------- ----------------
Loan backed obligations     429971             28017             -154          457834
of U.S Government
corporations and agencies
--------------------------- ------------------ ----------------- ------------- ----------------
--------------------------- ------------------ ----------------- ------------- ----------------
Obligations of other        81608              1961              -245          83324
governments, states and
political subdivisions
--------------------------- ------------------ ----------------- ------------- ----------------
--------------------------- ------------------ ----------------- ------------- ----------------
Corporate bonds             2908531            205654            -4660         3109525
--------------------------- ------------------ ----------------- ------------- ----------------
--------------------------- ------------------ ----------------- ------------- ----------------
Mortgage & asset-backed     588850             19880             -455          608275
securities
--------------------------- ------------------ ----------------- ------------- ----------------
--------------------------- ------------------ ----------------- ------------- ----------------
                            4069372            258897            -5842         4322427
--------------------------- ------------------ ----------------- ------------- ----------------

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------- ----------------------------------- -----------------------------------
                           Available for sale                  Held to maturity

-------------------------- ----------------------------------- -----------------------------------
-------------------------- --------------------- ------------- ------------------ ----------------
                           Amortized Cost        Fair Value    Amortized Cost     Fair Value
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- -----------------------------------------------------------------------
                                                       (In Thousands)

-------------------------- -----------------------------------------------------------------------
-------------------------- --------------------- ------------- ------------------ ----------------
Due in one year or less    42442                 42613         124011             125181
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- --------------------- ------------- ------------------ ----------------
Due after one year         2690343               2713062       1208261            1247610
through five years
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- --------------------- ------------- ------------------ ----------------
Due after five years       1817920               1819148       1176274            1230269
through ten years
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- --------------------- ------------- ------------------ ----------------
Due after ten years        218752                224868        672953             706836
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- --------------------- ------------- ------------------ ----------------
Total fixed maturity       4769457               4799691       3181499            3309896
securities excluding
mortgage and
asset-backed bonds
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- --------------------- ------------- ------------------ ----------------
Loan-backed obligations    292421                293770        397200             409076
of U.S. Government
corporations and agencies
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- --------------------- ------------- ------------------ ----------------
Mortgage and               1877261               1854742       844938             850995
asset-backed securities
-------------------------- --------------------- ------------- ------------------ ----------------
-------------------------- --------------------- ------------- ------------------ ----------------
Total fixed maturity       6939139               6948203       4423637            4569967
securities
-------------------------- --------------------- ------------- ------------------ ----------------


Major categories of AAL's investment income are summarized as follows:

------------------------------ -------------------- -------------------
                               Year Ended           Year Ended
                               December 31, 1996    December 31, 1995
------------------------------ -------------------- -------------------
------------------------------ ----------------------------------------
                               (In Thousands)

------------------------------ ----------------------------------------
------------------------------ -------------------- -------------------
Fixed maturity securities                   828565              807481
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Equity securities                            11030                7973
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Mortgage loans                              284534              256251
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Investment real estate                       21998               20418
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Certificate loans                            34882               34618
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Other invested assets                         6666                3665
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Gross investment income                    1187675             1130406
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Investment expenses                          16085               14616
------------------------------ -------------------- -------------------
------------------------------ -------------------- -------------------
Net investment income                      1171590             1115790
------------------------------ -------------------- -------------------

AAL's realized gains and losses on investments are summarized as follows:
----------------------------- ---------------------- ---------------------------
                                  December 31, 1996           December 31, 1995
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
                                                 (Thousands)
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Securities Available for Sale
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Fixed Maturity Securities
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Gross Realized Gains                          41313                       32443
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Gross Realized Losses                         -9058                       -8955
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Equity Securities
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Gross Realized Gains                          37001                       18209
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Gross Realized Losses                         -7546                       -4960
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Other Investments, Net                         1249                      -20139
----------------------------- ---------------------- ---------------------------
----------------------------- ---------------------- ---------------------------
Net Realized Gains                            62959                       16598
----------------------------- ---------------------- ---------------------------

Net unrealized gains on available for sale securities were credited directly to certificate owners' surplus, as follows:

------------------------------------ ------------------------ ------------------
                                           December 31, 1996   December 31, 1995
------------------------------------ ------------------------ ------------------
------------------------------------ -------------------------------------------
                                                       (Thousands)

------------------------------------ -------------------------------------------
------------------------------------ ------------------------ ------------------
Fair Value Adjustment to Available                    151389             284794
for Sale Securities
------------------------------------ ------------------------ ------------------

------------------------------------ ------------------------ ------------------
Decrease in Deferred Acquisition                       -2686             -46114
Costs
------------------------------------ ------------------------ ------------------
------------------------------------ ------------------------ ------------------
Net Unrealized Gains on Available                     148703             238680
for Sale Securities
------------------------------------ ------------------------ ------------------

The increase (decrease) in unrealized appreciation on investments in fixed maturity and equity securities is as follows:

------------------------------------ ------------------ ----------------------
Year Ended December 31                       1996                     1995
------------------------------------ ------------------ ----------------------
------------------------------------ -----------------------------------------
                                                 (Thousands)

------------------------------------ -----------------------------------------
------------------------------------ ------------------ ----------------------
Fixed Maturity Securities                      -187064                 630394
Available for Sale
------------------------------------ ------------------ ----------------------
------------------------------------ ------------------ ----------------------
Equity Securities Available for                  53659                  79610
Sale
------------------------------------ ------------------ ----------------------
------------------------------------ ------------------ ----------------------
Deferred Acquisition Costs                       43428                -159114
------------------------------------ ------------------ ----------------------
------------------------------------ ------------------ ----------------------
Total                                           -89977                 550890
------------------------------------ ------------------ ----------------------

AAL invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. AAL manages its investments in mortgage loans to limit credit risk by diversifying among various geographic regions and property types as shown:

---------------------- -------------------- --------------------- --------------------- --------------------
                       Principal 1996       Principal 1995        Percent 1996          Percent 1995
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- ------------------------------------------ --------------------- --------------------
                                      (Thousands)
---------------------- ------------------------------------------ --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Geographic Region
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Pacific                1148613              1086817               33.4                  35.2
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
South Atlantic         1204145              1108102               35.0                  35.9
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Midwest                652296               571206                19.0                  18.5
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Other                  432983               320810                12.6                  10.4
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Total Mortgage Loans   3438037              3086935               100.0                 100.0
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Property Type
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Office                 1035954              1001258               30.1                  32.4
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Industrial             1056824              929260                30.7                  30.1
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Retail                 448101               431798                13.0                  14.0
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Residential            433128               357021                12.6                  11.6
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Church                 184259               160560                5.4                   5.2
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Other                  279771               207038                8.2                   6.7
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Total Mortgage Loans   3438037              3086935               100.0                 100.0
---------------------- -------------------- --------------------- --------------------- --------------------


The following table presents changes in the allowance for credit losses:

------------------------------------ -------------------- ----------------------
                                               1996                 1995
------------------------------------ -------------------- ----------------------
------------------------------------ -------------------------------------------
                                                   (Thousands)

------------------------------------ -------------------------------------------
------------------------------------ -------------------- ----------------------
Balance at January 1                              134402                 142402
------------------------------------ -------------------- ----------------------
------------------------------------ -------------------- ----------------------
Provision for Credit Losses                         9066                  18138
------------------------------------ -------------------- ----------------------
------------------------------------ -------------------- ----------------------
Charge offs                                        -3766                 -26138
------------------------------------ -------------------- ----------------------
------------------------------------ -------------------- ----------------------
Recoveries                                         0                     0
------------------------------------ -------------------- ----------------------
------------------------------------ -------------------- ----------------------
Balance at December 31                            139702                 134402
------------------------------------ -------------------- ----------------------

AAL's investment in mortgage loans includes $281,876,000 and $261,500,000 of loans that are considered to be impaired as of December 31, 1996 and 1995 respectively, for which the related allowance for credit losses are $56,043,000 and $60,010,000 at December 31, 1996 and 1995, respectively. AAL recorded interest income on impaired loans of $19,366,000 and $18,259,000 for 1996 and 1995 respectively.

Note 3.  Deferred Acquisition Costs

The changes in deferred acquisition costs are as follows:

------------------------- ----------------------------------------------------------------------------------
                                                      (Thousands)

------------------------- ----------------------------------------------------------------------------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
                          Life Universal  Life Other       Annuities        Health          Total
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Balance at January 1,     404955           80309            228918           56446           770628
1995
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Acquisition costs
deferred:
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Commissions, net of       36989           10290            23795            9219            80293
certificate charges
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Other costs               13192           4834             4960             5409            28395
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Total deferred            50181           15124            28755            14628           108688
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Acquisition costs         -49084          -5665            -18907           -3006           -76662
amortized
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Increase in deferred      1097            9459             9848             11622            32026
acquisition costs
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Decrease related to       -70645          -7707            -80762           0               -159114
unrealized gains on
fixed maturities
recorded as a separate
component of
certificate owner
surplus
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Total increase            -69548          1752             -70914           11622           -127088
(decrease)
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Balance at December       335407          82061            158004           68068           643540
31, 1995
------------------------- --------------- ---------------- ---------------- --------------- ----------------



------------------------- --------------- ---------------- ---------------- --------------- ----------------
Acquisition costs
deferred:
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Commissions, net of       34046           10756            24316            9509            78627
certificate charges
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Other costs               12064           4758             5165             5512            27499
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Total deferred            46110           15514            29481            15021           106126
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Acquisition costs         -59213          -12021           -14915           -2430           -88579
amortized
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Increase (decrease) in
deferred acquisition
costs                     -13103          3493             14566            12591            17547
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Increase related to       19160           1936             22332            0               43428
unrealized gains on
fixed maturities
recorded as a separate
component of
certificate owner
surplus
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Total increase            6057            5429             36898            12591           60975
------------------------- --------------- ---------------- ---------------- --------------- ----------------
------------------------- --------------- ---------------- ---------------- --------------- ----------------
Balance at December       341464          87490            194902           80659           704515
31, 1996
------------------------- --------------- ---------------- ---------------- --------------- ----------------


Note 4.  Retirement and Savings Plans

Retirement Plans
AAL has noncontributory defined benefit pension plans covering substantially all home office and field employees. AAL makes annual contributions to the plans that meet or exceed the minimum amounts specified by the Employee Retirement Income Security Act of 1974. AAL contributed $6,993,000 and $4,778,000 to the plans in 1996 and 1995, respectively. The accumulated benefit obligation does not reflect the actual benefits that will be paid on retirement, but rather the liability that would exist if the plans were terminated as of the valuation dates. Therefore, as part of the funding process that considers future benefits, net assets are held in excess of the accumulated benefit obligation. Pension plan assets are invested primarily in corporate bonds, listed stocks and commercial paper. The following tables set forth the amounts recognized in AAL's financial statements and the plans' funding status.

----------------------------------- --------------------------------------------
                                    December 31(in thousands)
----------------------------------- --------------------------------------------
----------------------------------- ---------------------- ---------------------
                                             1996                   1995
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Actuarial Value of Benefit
Obligations
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Vested Benefits                                   -144356               -132823
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Nonvested Benefits                                  -6467                 -5854
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Accumulated benefit Obligation                    -150823               -138677
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Projected Benefit Obligation of                   -202489               -190028
Service Rendered to Date
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Plan Assets at Fair Value                          242837                213512
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Funded Status-Excess of Plan                        40348                 23484
Assets over Projected Benefit
Obligation
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Unrecognized Net Loss from Actual                  -30762                -13876
Experience Different from that
Assumed and Impact of Changes in
Assumptions
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Prior Service Benefit Not Yet                         903                   969
Recognized in Net Pension Cost
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Unrecognized net obligation at                     -11697                -13733
transition to Statement 87 on
January 1, 1987, being recognized
over a period of 18 years
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Accrued pension liability                           -1208                 -3156
included in other liabilities
----------------------------------- ---------------------- ---------------------

----------------------------------- ---------------------- ---------------------
Net Pension Cost includes the
following components
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Service Cost                                         8902                  7736
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Interest Cost                                       14862                 13742
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Actual return on Plan Assets                       -31061                -45008
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Net Amortization and Deferred item                  12342                 27844
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------
Net Pension Cost                                     5045                  4296
----------------------------------- ---------------------- ---------------------
----------------------------------- ---------------------- ---------------------

----------------------------------- ---------------------- ---------------------

The  following   summarizes  certain  assumptions   included  in  the  preceding
schedules:

----------------------------------- ----------------------------- --------------
                                    December 31, 1996        December 31, 1995
----------------------------------- ------------------- ----------------------
----------------------------------- ------------------- ----------------------
Assumed Discount Rate                             8.0%                   8.0%
----------------------------------- ------------------- ----------------------
----------------------------------- ------------------- ----------------------
Expected Long-Term Rate of Return                 8.5%                   8.5%
on Plan Assets
----------------------------------- ------------------- ----------------------
----------------------------------- ------------------- ----------------------
Rate of Increase in Future                    4.0-6.0%               4.0-6.0%
Compensation levels
----------------------------------- ------------------- ----------------------

Savings Plan
AAL also has a contributory savings plan covering substantially all home office and field employees. The plan is defined under Internal Revenue Code section 401(k) as a profit sharing savings plan that allows participant contributions on a before-tax basis as well as an after-tax basis. AAL's total contributions to the plan for 1996 and 1995 were $3,609,000 and $3,537,000, respectively.

Note 5.  Post-Retirement Benefits Other Than Pensions

AAL provides health and life insurance benefits for substantially all retired home office and field employees. AAL accrues for the projected future cost of providing postretirement benefits other than pensions as an expense over the service life of employees.

The following tables set forth the amounts recognized in AAL's financial statements and the post-Retirement benefit plan's funding status

----------------------------------- -------------------------------------------
                                    December 31(in thousands)
----------------------------------- -------------------------------------------
----------------------------------- --------------------- ---------------------
                                             1996                  1995
----------------------------------- --------------------- ---------------------
----------------------------------- --------------------- ---------------------
Actuarial Value of Benefit
Obligations:
----------------------------------- --------------------- ---------------------
----------------------------------- --------------------- ---------------------
Retirees                                          -18915                -18957
----------------------------------- --------------------- ---------------------
----------------------------------- --------------------- ---------------------
Fully Eligible Plan Participants                   -6301                 -5529
----------------------------------- --------------------- ---------------------
----------------------------------- --------------------- ---------------------
Other Active Participants                         -11975                -11318
----------------------------------- --------------------- ---------------------
----------------------------------- --------------------- ---------------------
Total Accumulated Other                           -37191                -35804
Postretirement Benefits
----------------------------------- --------------------- ---------------------
----------------------------------- --------------------- ---------------------
Unrecognized net Loss                              -2848                 -2238
----------------------------------- --------------------- ---------------------
----------------------------------- --------------------- ---------------------
Other Post retirement Liabilities                 -40039                -38042
----------------------------------- --------------------- ---------------------

The components of the net periodic post-Retirement benefit cost reported in operations are summarized as follows:

----------------------------------- -------------------------------------------
                                    December 31(in thousands)
----------------------------------- -------------------------------------------
----------------------------------- ------------------- -----------------------
                                             1996                1995
----------------------------------- ------------------- -----------------------
----------------------------------- ------------------- -----------------------
Service benefits earned                           1385                     1354
----------------------------------- ------------------- -----------------------
----------------------------------- ------------------- -----------------------
Interest cost on benefit                          2771                     3063
obligation
----------------------------------- ------------------- -----------------------
----------------------------------- ------------------- -----------------------
Actual return on plan assets                         0                       0
----------------------------------- ------------------- -----------------------
----------------------------------- ------------------- -----------------------
Net amortization and deferral                        0                       0
----------------------------------- ------------------- -----------------------
----------------------------------- ------------------- -----------------------
Net periodic postretirement                       4156                    4417
benefit cost
----------------------------------- ------------------- -----------------------

The discount rate used in determining the accumulated post-Retirement benefit obligation was 8.0 percent for 1996 and 1995, and generally, the health care cost trend rate estimate was 6.0 percent per year. The health care cost trend rate assumption can have a significant effect on the amounts reported. However, a one percentage point increase in the assumed health care cost trend rate would not be significant to AAL.

Note 6.  Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. The more significant differences are as follows: (a) certain acquisition costs of new business are deferred and amortized rather than being charged to operations as incurred; (b) the liabilities for future certificate benefits and expenses are based on reasonably conservative estimates of expected mortality, interest, withdrawals and future maintenance and settlement expenses rather than using statutory rates for mortality and interest; (c) certain assets, principally cost in excess of net assets acquired, furniture, equipment and agents' debit balances are reported as assets rather than being charged to certificate owners' surplus and excluded from the balance sheet; (d) the interest maintenance reserve and asset valuation reserve are reported as part of certificate owners' surplus rather than as a liability; and (e) revenues for universal life and investment-type contracts include mortality, expense and surrender charges levied against the certificate owners' accounts rather than including as revenues the premiums received on these certificates. Expenses include interest added to the certificate owners' accounts rather then reserve changes related to the investment portion of these policies. Summarized statutory-basis financial information for Aid Association for Lutherans Fraternal Benefit Society on an unconsolidated basis is as follows:

----------------------------------- ------------------------------------------
                                    December 31(in thousands)
----------------------------------- ------------------------------------------
----------------------------------- --------------------- --------------------
                                    1996                  1995
----------------------------------- --------------------- --------------------
----------------------------------- --------------------- --------------------
Assets                                          16671018             15442524
----------------------------------- --------------------- --------------------
----------------------------------- --------------------- --------------------
Liabilities                                     15577883             14499841
----------------------------------- --------------------- --------------------
----------------------------------- --------------------- --------------------
Unassigned Funds                                 1093135               942683
----------------------------------- --------------------- --------------------
----------------------------------- --------------------- --------------------
Total Liabilities and Unassigned                16671018             15442524
Funds
----------------------------------- --------------------- --------------------

----------------------------------- ------------------------------------------
                                    December 31(in thousands)
----------------------------------- ------------------------------------------
----------------------------------- ------------------- ----------------------
                                                  1996                   1995
----------------------------------- ------------------- ----------------------
----------------------------------- ------------------- ----------------------
Premium Income and Certificate                 1663403                1665995
Proceeds
----------------------------------- ------------------- ----------------------
----------------------------------- ------------------- ----------------------
Net Investment Income                          1162629                1110545
----------------------------------- ------------------- ----------------------
----------------------------------- ------------------- ----------------------
Other Income                                     23647                  17179
----------------------------------- ------------------- ----------------------
----------------------------------- ------------------- ----------------------
Total Income                                   2849679                2793719
----------------------------------- ------------------- ----------------------

----------------------------------- ------------------------------------------
                                    December 31(in thousands)
----------------------------------- -------------------------------------------
----------------------------------- -------------------- ----------------------
                                    1996                 1995
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
Reserve increase                                 741518                1078575
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
certificate owners' benefits                    1285702                1112138
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
Surplus refunds                                  107472                 102772
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
Commissions and operating costs                  367155                 338908
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
Other                                            226097                  48955
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
Total benefits and expenses                     2727944                2681348
----------------------------------- -------------------- ----------------------

Note 7.  Fair Value of Financial Instruments

----------------------------------- -------------------- ----------------------
Net Gain from Operations                          121735                 112371
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
Net Realized Cap Begins                             7967                   2095
----------------------------------- -------------------- ----------------------
----------------------------------- -------------------- ----------------------
Net Income                                        129702                 114466
----------------------------------- -------------------- ----------------------


The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents
The carrying amounts reported in the accompanying balance sheets for these instruments approximate their fair values.

Investment Securities

Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue. The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Certificate
The carrying amounts reported in the accompanying balance sheets for these loans are considered to be reasonable estimates of their fair value.

Financial Liabilities
The fair values for AAL's liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. These amounts are included in certificate reserves in the accompanying balance sheets.

The cost and estimated fair value of AAL's financial instruments are as follows:

---------------------- -------------------- --------------------- --------------------- --------------------
                       1996 Cost            1996 Estimated Fair   1995 Cost             1995 Estimated
                                            Value                                       Fair Value
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------------------------------------------------------------------------
                                                           (Thousands)
---------------------- -------------------------------------------------------------------------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Financial Assets
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Fixed maturities       11362776             11518170              10752845              11202027
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Equity Securities      396788               539113                364732                453398
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Mortgage Loans         3298335              3633788               2952533               3511314
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Cash and Cash          106568               106568                166020                166020
equivalents
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Certificate loans      501263               501263                500306                500306
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Financial Liabilities
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
Deferred Annuities     7393259              7291815               7169742               7047240
---------------------- -------------------- --------------------- --------------------- --------------------
---------------------- -------------------- --------------------- --------------------- --------------------
other                  521632               519688                471120                469475
---------------------- -------------------- --------------------- --------------------- --------------------



Note 8.  Contingent Liabilities

AAL is involved in various lawsuits and contingencies that have arisen from the normal conduct of business. Contingent liabilities arising from litigation, tax and other matters are not considered material in relation to the financial position of AAL. AAL has not made any provision in the financial statements for liabilities, if any, that might ultimately result from these contingencies.

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


(a)      Financial Statements:
         Part A: Selected Accumulation Unit Data.
         Part B:
                  AAL Variable Annuity Account I The following audited financial statements of AAL Variable Annuity Account I are included in Part B:

         Report of Independent Auditors
         Statement of Net Assets as of December 31, 1996
         Statement of Operations for the year ended December 31, 1996
         Statement of Changes in Net Assets for the year ended December 31, 1996 and the period from June 15, 1995 to December 31, 1995
         Notes to Financial Statements

         Aid   Association  for  Lutherans  The  following   audited   financial
         statements  of  Aid  Association  for  Lutherans  ("Depositor")   are
         included in Part B:

         Report of Independent Auditors
         Statement of Financial Position as of December 31, 1996
         Statement of Operations for the years ended December 31, 1996 and 1995 Statement of Changes in Certificateholders' Contingency Reserves for
          the years ended December 31, 1996 and 1995
         Statements of Cash Flow for the years ended December 31, 1996 and 1995 Notes to Financial Statements

(b)      Exhibits:

Except as noted below, all required exhibits have been previously filed and are incorporated by reference from Registrant's prior Registration Statement, as amended.

     1. Resolution of the Board of Directors of the Depositor authorizing the establishment of AAL Variable Annuity Account I.

     3. (a) Principal Underwriting and Servicing Agreement by and between the Depositor and AAL Capital Mangement Corp. as amended 10/28/96

     4.   Individual Certificate Forms:

          (a) Adult Certificate

          (b) Juvenile Certificate (excluding variation page applicable to section 3.4)

     6.   (a) Articles of Incorporation of Depositor

          (b) Bylaws of Depositor

     8. (b) Participation Agreement by and between Depositor, on its own behalf and on behalf of AAL Variable Account I, and AAL Variable Product Series Fund, Inc.

          (b)(i) Participation Agreement by and between Depositor and Aegon USA

          (c)  Trade  Name/Service  Mark  Licensing   Agreement  by  and between
          Depositor and AAL Variable Product Series Fund, Inc.

          (d)(i) Administrative Services Agreement by and between Depositor and AAL Capital Management

     9. Opinion of Counsel as to the legality of Securities being registered (including written consent).

     10.  (a) Consent of Independent Auditors

          (b) Opinion of Counsel as to materiality of Amendment

     12.  Agreement  or   Understanding   providing   Initial   Capital   (Stock
          Subscription Agreement).

     14. A Financial Data Schedule meeting the requirement of Rule 483(e) under the Securities Act of 1933 is being filed as Exhibit 27 hereof as dictated by the Commission's Electronic Data Gathering and Retrieval System ("EDGAR")

     15.  (d) Powers of Attorney for the following:

          Herbert J. Arkebauer          James W. Hanson
          Raymond G. Avischious         Robert H. Hoffman
          Richard E. Beumer             Robert E. Long
          Kenneth Daly                  Robert B. Peregrine
          Elizabeth A. Duda             Roger G. Wheeler
          Edward A. Engel               Marlene Wilson
          Gary J. Greenfield            Thomas R. Zehnder
          Richard L. Gunderson

     27.  Financial Data Schedule

Item 25.            Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below:


Name and Principal                                     Positions and Offices
Business Address                                       with Depositor

Richard Gunderson                                      Chairman of the Board
10801 E. Happy Valley Rd. #67
Scottsdale, AZ  85255

John O. Gilbert
4321 North Ballard Road                                Director, President and
Appleton, WI  54919                                    Chief Executive Officer

Herbert J. Arkebauer
Professor
Speech and Hearing Science
Southwest State University
Springfield, MO  65802                                 Director

Raymond G. Avischious
formerly President & General Manager
Shurfine-Central 4200 Oaksbury Lane
Rolling Meadows, IL 60008                              Director

Richard E. Beumer
President
Sverdrup Corporation
2545 Trevor Lane
Colorado Springs, CO  80919                            Director

Kenneth Daly
Partner
KPMG Peat Marwick
1600 Market Street
Philadelphia, PA 19103-7201                            Director

Elizabeth A. Duda
2450 Mikler Road
Oviedo, FL 32765                                       Director

Edward A. Engel
President
Edward A. Engel & Associates
P.O. Box 2039
Birmingham, MI 48012                                   Director

Gary J. Greenfield
President
Wisconsin Lutheran College
8830 West Bluemound Road
Milwaukee, WI 53226                                    Director

James W. Hanson
formerly Chief Economist
Exxon Corporation New York
505 High Point Drive
Mount Dora, FL 32757                                   Director

Robert H. Hoffman
Vice President
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 3728                                          Director
North Mankato, MN 56002-3728

Rev. Thomas R. Zehnder
President Lutheran Ministry Center
Lutheran Church Missouri Synod
7207 Monetary Drive
Orlando, FL  32809-5724                                Director

Robert E. Long
Senior Vice President Administration
Park Bank
7540 West Capitol Drive
Milwaukee, WI 53216                                    Director

Robert B. Peregrine
President
Peregrine Law Offices, S.C.
633 West Wisconsin Avenue
Milwaukee, WI 53203                                    Director

Kathi P. Seifert
Group President
Kimberly Clark Corporation
Neenah, WI 54956                                       Director

Roger G. Wheeler
President
Wheel-Air Charter, Inc.
8891 Airport Road
Minneapolis, MN 55449                                  Director

E. Marlene Wilson
President
Volunteer Management Associates
1113 Spruce Street, Suite 406
Boulder, CO 80302                                      Director

Roger J. Johnson                                       Executive Vice President,
4321 North Ballard Road                                Chief Financial Officer
Appleton, WI 54919                                     and Treasurer


Woodrow E. Eno, Esq.                                   Senior Vice President,
4321 North Ballard Road                                Secretary and General
Appleton, WI 54919                                     Counsel

Ronald G. Anderson
4321 North Ballard Road                                Senior Vice President and
Appleton, WI 54919                                     Chief Investment Officer


Jerry Laubenstein
4321 North Ballard Road
Appleton, WI 54919                                     Senior Vice President

Steven A. Weber
4321 North Ballard Road
Appleton, WI 54919                                     Senior Vice President

Fred Ohlde
4321 North Ballard Road
Appleton, WI  54919                                    Senior Vice President

Carl Rudolph
4321 North Ballard Road                                Vice President and
Appleton, WI  54919                                    Controller

James H. Abitz
222 West College Avenue
Appleton, WI 54919                                     Vice President

James Jawort
4321 North Ballard Road
Appleton, WI 54919                                     Second Vice President

Gary Mounce
4321 North Ballard Road
Appleton, WI 54919                                     Assistant Vice President

Mark Mahoney
222 West College Avenue                                Second Vice President
Appleton, WI 54911

Dan Shinnick
4321 North Ballard Road                                Second Vice President
Appleton, WI 54919

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1994, pursuant to the laws of the State of Wisconsin. Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Depositor controls the following wholly-owned direct and indirect subsidiaries:
(a) AAL Holdings, Inc., a Delaware corporation that is a holding company that has no independent operations; (b) AALCMC, a Delaware corporation that is a registered broker-dealer; and (c) North Meadows Investment Ltd., a Wisconsin corporation organized for the purpose of holding and investing in real estate. AAL may be deemed to be a control person of the Bond Portfolio of AAL Variable Product Series Fund, Inc. ("Fund"), a Maryland corporation organized as an open-end management investment company, because of its beneficial ownership of more than 25% of this Portfolio's outstanding voting securities. Financial statements of AAL are filed on a consolidated basis with regard to each of the foregoing entities, other than the Fund, which files separate financial statements.

Item 27. Number of Certificate Owners

     As of March 31, 1997, there were approximately 11,519 qualified and 10,096 non-qualified Certificate owners.

Item 28.          Indemnification

Section 32 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement, Section E, subsection (viii) of Article Seventh of the Fund's Articles of Incorporation and Article X of the Fund's Bylaws, and Section Eight of AALCMC's Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Fund, and AALCMC of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or AALCMC, unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section 3 of the Investment Advisory Agreement between the Fund and AAL contains a provision in which the Fund and AAL mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Sections 15 and 16 of the Transfer Agency Agreement between the Fund and AAL provide that each party shall indemnify the other for certain liability. Section 15 states that AAL shall act in good faith and use best efforts within reasonable limits to ensure the accuracy of the services performed for the Fund, but assumes no responsibility for loss or damage due to errors. However, AAL will hold the Fund harmless from all loss, cost damage and expense, including reasonable attorney's fees, incurred by the Fund as a result of AAL's gross negligence, bad faith, or willful misfeasance or by reason of its reckless disregard of its obligations and duties under the Agreement, or that of its officers, agents and employees. The Fund shall indemnify and hold AAL harmless for all loss, cost damage and expense resulting from the performance of its duties, unless due to the gross negligence, bad faith, willful misfeasance or reckless disregard of its obligations on the part of AAL, its officers, employees and agents.

Section 7 of the Participation Agreement between AAL and the Fund contains a provision in which the Fund and AAL mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Section 8 of the Principal Underwriting and Servicing Agreement between AAL and AALCMC contains a provision in which AAL and AALCMC mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund or AALCMC of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund or AALCMC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained, providing $10,000,000 coverage for officers and employees of Aid Association for Lutherans, Depositor, the Fund and AALCMC, and $750,000 coverage for their general agents and Depositor's Representatives, both subject to a $100,000 deductible.

Item 29.          Principal Underwriter

(a) AALCMC, the principal underwriter of the Certificates, is also the distributor of the shares of The AAL Mutual Funds, a Massachusetts Business Trust offering a series of individual funds, including The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Utilities, Bond, Municipal Bond, High Yield Bond, Money Market Funds (Class A and Class B) and The AAL U.S. Government Zero Coupon Target Fund Series 2001 and The AAL U.S. Government Zero Coupon Target Fund Series 2006, all of which are open-end management investment companies.

(b) The directors and principal officers of AALCMC are set out below. Unless otherwise indicated, the principal business address of each person named below is 222 West College Avenue, Appleton, Wisconsin 54911.

Name and Principal                    Positions and Offices
Business Address                      with Underwriter

Steven A. Weber                       Director

Jerome Laubenstein                    Director

Woodrow E. Eno                        Director

James H. Abitz                        Director

Ronald G. Anderson                    Director and President

Robert G. Same                        Chief Operating Officer
                                      Executive Vice President,
                                      Secretary and Director

Terrance P. Gallagher                 Senior Vice President, Chief Financial
                                      Officer,Controller, Treasurer and Director

Kenneth E. Podell                     Assistant Secretary

Joseph H. Thomas                      Vice President

Robert Roth                           Senior Vice President

Stanley H. Herman                     Senior Vice President
1427 Hidden Oaks Circle
Corinth, TX  76205

Murray Ruffell                        Vice President
1193 Salt Marsh Circle
Ponte Veda Beach, FL  32082

Lori Richardson                       Vice President

Joseph Wreschnig                      Assistant Vice President
125 North Superior Street             and Assistant Secretary
Appleton, WI  54911

Paul Stadler                          Assistant Vice President

Charles Gariboldi                     Assistant Vice President

Byron Vielehr                         Assistant Vice President

Charles Friedman                      Assistant Vice President

Wendy Schmidt                         Assistant Vice President

(c)      Not Applicable.

Item 30.          Location of Accounts and Records

The accounts and records of Registrant are located at the offices of the Depositor at 4321 North Ballard Road, Appleton, Wisconsin 54919, 222 West College Avenue, Appleton, Wisconsin 54911, 125 North Superior Street, Appleton, Wisconsin 54911, and at the office of its administrator, The Continuum Company, Inc., at 301 West 11th Street, Kansas City, Missouri, 64105.


Item 31.          Management Services

Not Applicable.


Item 32.          Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Certificates may be accepted.

(b) Registrant undertakes to include either: (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information or financial statements required to be made available under this Form promptly, upon either written or oral request.

(d) The Depository insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

Withdrawal Restrictions for 403(b) Plans

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11), which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59-1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship).

AAL relies on a No-Action Letter issued by the Securities and Exchange Commission staff on November 28, 1988 to the American Council of Life Insurance stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if, in effect, AAL permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

         (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with the offer of the Certificate;

         (2)      Include  appropriate   disclosure   regarding  the  redemption
                  restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Certificate;

         (3) Instruct AAL Representatives who solicit participants to purchase the Certificate specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         (4) Obtain from each plan participant who purchases a Section 403(b) annuity Certificate, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by
                  Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his Certificate Value.

AAL has complied, and is complying, with the provisions of paragraphs (1) - (4) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Appleton and State of Wisconsin on this 17th day of April, 1997.

                               AAL VARIABLE ANNUITY ACCOUNT I
                                (Registrant)

                               By:      Aid Association for Lutherans
                               (Depositor, on behalf of itself and Registrant)


                               By:      /s/John O. Gilbert
                                        President and
                                        Chief Executive Officer

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


/s/ John O. Gilbert      President
John O. Gilbert          and Chief Executive Officer
                         (Principal Executive Officer)         April 17, 1997


/s/ Ronald G. Anderson   Chief Financial Officer
Ronald G. Anderson       (Principal Financial Officer,
                         Principal Accounting Officer)         April 17, 1997


All of the Board of Directors:

Herbert J. Arkebauer          John O. Gilbert               Robert E. Long
Raymond G. Avischious         Gary J. Greenfield            Robert B. Peregrine
Richard E. Beumer             Richard L. Gunderson          Kathi P. Seifert
Kenneth Daly                  James W. Hanson               Roger B. Wheeler
Elizabeth A. Duda             Robert H. Hoffman             E. Marlene Wilson
Edward A. Engel                                             Rev. Thomas Zehnder



John O. Gilbert, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of Aid Association for Lutherans pursuant to powers of attorney duty executed by such persons.



/s/ John O. Gilbert                          April 17, 1997
--------------------------------
John O. Gilbert
Attorney-in-Fact

                         AAL VARIABLE ANNUITY ACCOUNT I

                                INDEX TO EXHIBITS


Exhibit
Number    Exhibit




1         Resolution of the Board of Directors of the Depositor

3(a)      Principal  Underwriting and Servicing Agreement

4(a)      Adult Certificate

4(b)      Juvenile  Certificate

6(a)      Articles of Incorporation

6(b)      Bylaws

8(b) Participation Agreement by and between AAL and the AAL Variable Product Series Fund, Inc.

8(b)(i)   Participation Agreement between AAL and Aegon USA

8(c)      Trade  Name/Service  Mark  Licensing   Agreement

8(d)(i)   First Amendment to the Administrative Services Agreement

9 Opinion of Counsel as to the legality of Securities being registered (including written consent)

10(a)     Consent of Independent Auditors

10(b)     Opinion of Counsel as to materiality of Amendment

12        Stock Subscription Agreement

15(d)     Power of Attorney

27        Financial Data Schedule